UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5900

                                EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                              15 South 20th Street
                            Birmingham, Alabama 35233
               (Address of principal executive offices) (Zip code)

                                Expedition Funds
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston Massachusetts 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-992-2085

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        Expedition Funds GUIDING YOUR WAY
                               2003 Annual Report

                                 [PHOTO OMITTED]

[LOGO] EXPEDITION FUNDS[R]

Table of Contents

Letter to Our Shareholders ............................    1
Management's Discussion and Analysis ..................    4
Independent Auditors' Report ..........................   14
Statements of Net Assets ..............................   15
Statements of Operations ..............................   52
Statements of Changes in Net Assets ...................   55
Financial Highlights ..................................   58
Notes to Financial Statements .........................   64
Trustees and Officers of the Trust ....................   74
Notice to Shareholders ................................   82


--------------------------------------------------------------------------------
Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund or Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:
After enduring two solid years of bear markets, it is with great pleasure that we close out a fiscal year in which the bulls returned.

Following the tragic events of 2001 and uncertainties surrounding war with Iraq, the stock market was due for a recovery. That recovery finally arrived in the spring of 2003, as investors began moving cautiously back into stocks and out of safe havens such as money market funds. In early summer, a series of encouraging economic reports spurred even greater optimism. And as corporations began reporting surprisingly strong profits for the quarter ending June 30, a genuine rally was underway.

By the end of the fiscal year, there were double-digit gains for all the major stock indices. And while rising deficits and ongoing problems in the Middle East remain serious concerns, the markets are clearly anticipating better times ahead.

CONSUMERS LEAD, BUSINESSES FOLLOW.
During this period of uncertainty, the real heroes of the American economy have been consumers, who have maintained very healthy spending levels throughout even the worst of the past two years. Their resolute confidence, fueled in part by a recent tax cut, kept the economy from dipping into recession.

Businesses have less to be proud of, having virtually frozen investments in capital equipment, technology, and personnel. The result was a vicious circle:
Businesses weren't spending money on other businesses, so corporate profits suffered all around.

On the positive side, many corporations did use this period to reduce overhead costs and streamline processes. As a result, when the recovery finally appeared, its effects went almost directly to the bottom line. Over the past six months, company after company has reported a dramatic increase in earnings, giving investors plenty of reasons to cheer -- and to buy.

STOCKS OVERCOME UNCERTAINTY.
For the stock market, the early months of fiscal 2003 were dominated by fear of war, and war itself. As the world held its collective breath, investors waited on the sidelines to see whether the conflict would be as smooth as the administration had promised. When it was even smoother, a large sigh of relief was followed by cautious buying.

In the last two quarters, with peace proving more costly than war, investors nonetheless were met with overwhelming evidence that the economy had turned a corner, with profits in most sectors showing impressive strength. The result was a return to real bullishness for the first time in two years.

Corporate scandals continued to make headlines, although none were of the magnitude of the Enron and WorldCom debacles of the prior year. In addition, the markets seemed to be genuinely reassured by measures such as the Sarbanes-Oxley Act of 2002, which requires chief executives to take personal responsibility for their companies' earnings reports.


                                                            OCTOBER 31, 2003 | 1

LETTER TO OUR SHAREHOLDERS (CONCLUDED)



A MIXED YEAR FOR BONDS.
The taxable bond market performed relatively well during the year, although the previous year was a tough act to follow. Bonds enjoyed a bit more stimulus as Federal Reserve Board cut rates just after the start of the fiscal year, and again in June, 2003, bringing the discount rate down to an even one percent. Thereafter, however, the strengthening economy obviated any need for the Fed to do more.

The municipal bond market was less robust. Cutbacks in federal funding and weak local economies led to outright fiscal crises in many states. And while there were no actual defaults of any major issues, investors grew increasingly wary, pushing down prices.

The money markets remained in limbo -- as in the dance that asks, "how low can you go?" With yields now below the single-digit level, money markets were left with only their relative stability to attract investors. In a year of turmoil, that was often enough.

READY FOR THE RECOVERY.
It is gratifying to note that when the recovery appeared, the Expedition Funds and its investors were in position to benefit from its substantial gains.

Our investor base and asset levels continued to grow during the past year, as individuals and institutions recognized that opportunities were to be found in the face of uncertainty.

Our fund managers also used this period wisely, taking advantage of undervalued issues while maintaining their commitment to quality.

The results of this patient and prudent approach are evident in the performance figures that appear in the pages ahead.

THE ONLY TREND THAT COUNTS.
With better times returning to the economy and the markets, it can be easy to think they will always remain so. But history shows that bad years will always be followed by good years, and vice versa. No short-term trend, however positive or negative, is ever permanent.

Over time, however, the long-term trend is the same: Good companies grow, high-quality bond issuers meet their commitments, and the American economy continues to expand.

That is the trend that you invest in when you choose the Expedition Funds. And that is the trend that we are privileged to pursue on your behalf.

We thank you for your continued confidence during this challenging, and ultimately rewarding, period. And we look forward to helping you participate in the markets for many years to come.

Sincerely,
/S/Denise A. Woodham
Denise A. Woodham
Managing Director of Investments
Compass Asset Management Group



2 | OCTOBER 31, 2003

INDEX DEFINITIONS


LEHMAN  INTERMEDIATE   GOVERNMENT/CREDIT   INDEX  --  A  market  value  weighted
performance benchmark for government and Baa and higher rated corporate fixed-rate debt issues with maturities between one and ten years.

LEHMAN MUNICIPAL BOND INDEX -- A broad-based total return index comprised of 8,000 investment grade, fixed rate, tax-exempt bonds with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds.

RUSSELL 1000 INDEX -- Measures the performance of the 1,000 largest companies in the Russell 3000 Index which represents approximately 92% of total market capitalization of the Russell 3000 Index.

S&P 400 MID-CAP INDEX -- This index is a capitalization-weighted index which measures the performance of the mid-range of the U.S. Stock Market. This index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index, with each stock affecting the index in proportion to its market value.

S&P 500 COMPOSITE INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P 500/BARRA VALUE INDEX -- This index is constructed by dividing the stocks of the S&P 500 Composite Index according to price-to-book ratio. It contains firms with lower price-to-book ratios. The index is capitalization-weighted, meaning that each stock in the index is weighted in proportion to its market value.


                                                            OCTOBER 31, 2003 | 3

EXPEDITION EQUITY FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS

For the twelve month period ended October 31, 2003, the Expedition Equity Fund (Institutional Shares) generated a total return of 20.99%. This compares to a 20.80% return for the S&P 500 Composite Index and a 17.75% return for the Lipper Large-Cap Core Funds Classification. The Fund seeks to provide growth of capital, with a secondary objective of income and pursues these objectives by investing in a diversified portfolio of common stocks issued by mid and large capitalization companies.

The Expedition Equity Fund performed well in relation to its benchmark, actually outperforming it. This strong performance came amid unexpected strength in both the economy and the markets, particularly in the latter portion of the fiscal year.

The effects of the strengthening economy were heightened by the fact that corporations have tightened costs so successfully that even slight improvements in demand translated to bottom-line profitability. For this reason, stocks of cyclical companies and those whose businesses are tied to the overall economy were among the best performers.

Looking ahead, we are concerned that the recent earnings momentum may have reached its peak. The improving economy should still produce positive earnings, but most likely at a declining rate of growth. Therefore, we anticipate additional gains for stocks, but not of the magnitude of the past fiscal year.


4 | OCTOBER 31, 2003

EXPEDITION EQUITY FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS


--------------------------------------------------------------------------------
                             EXPEDITION EQUITY FUND
--------------------------------------------------------------------------------


                                        AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------
                                          1 Year     3 Year      5 Year     10 Year Inception to
                                          Return     Return      Return*    Return*     Date*
-------------------------------------------------------------------------------------------------
Institutional Shares                      20.99%     -15.45%     -0.71%     7.67%      7.64%
-------------------------------------------------------------------------------------------------
Investment Shares - Class A               20.72%     -15.63%     -0.99%**   7.54%**    7.51%**
-------------------------------------------------------------------------------------------------
Investment Shares - Class A w/load        15.95%     -16.77%     -1.79%**   7.10%**    7.08%**
-------------------------------------------------------------------------------------------------
Investment Shares - Class B               19.76%     -16.30%     -1.71%**   7.13%**    7.10%**
-------------------------------------------------------------------------------------------------
Investment Shares - Class B w/load        14.76%     -17.03%     -1.85%**   7.13%**    7.10%**
-------------------------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE EXPEDITION EQUITY FUND, INSTITUTIONAL SHARES, INVESTMENT SHARES-CLASS A AND INVESTMENT SHARES-CLASS B, VERSUS THE RUSSELL 1000 INDEX, THE S&P 500 COMPOSITE INDEX, THE S&P 400 MID-CAP INDEX, THE LIPPER GROWTH & INCOME FUNDS OBJECTIVE, AND THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION.


[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPH

          EXPEDITION EQUITY FUND, EXPEDITION EQUITY FUND,    EXPEDITION EQUITY FUND,     RUSSELL 1000
          INSTITUTIONAL SHARES    INVESTMENT SHARES-CLASS A  INVESTMENT SHARES-CLASS B   INDEX
10/93     $10,000                  $9,600                      $10,000                      $10,000
10/94      10,033                   9,632                       10,033                       10,310
10/95      11,712                  11,243                       11,712                       13,094
10/96      14,321                  13,748                       14,321                       16,095
10/97      18,209                  17,481                       18,209                       21,219
10/98      21,701                  20,868                       21,738                       25,402
10/99      28,401                  27,162                       28,159                       31,899
10/00      34,652                  33,065                       34,016                       34,790
10/01      22,527                  21,456                       21,903                       25,730
10/02      17,312                  16,450                       16,655                       21,974
10/03      20,946                  19,858                       19,946                       26,878


           S&P 500          S&P 400         LIPPER GROWTH &          LIPPER LARGE-CAP CORE
           COMPOSITE INDEX  MID-CAP INDEX   INCOME FUNDS OBJECTIVE    FUNDS CLASSIFICATION
10/93      $10,000           $10,000           $10,000                     $10,000
10/94       10,386            10,236            10,269                      10,272
10/95       13,132            12,407            12,410                      12,590
10/96       16,297            14,560            15,154                      15,232
10/97       21,530            19,313            19,508                      19,520
10/98       26,264            20,607            21,507                      22,448
10/99       33,006            24,949            25,329                      28,174
10/00       35,016            32,846            27,935                      30,867
10/01       26,297            28,757            23,348                      22,567
10/02       22,324            27,382            20,091                      18,819
10/03       26,967            35,796            24,228                      22,159

* FOR PERIODS PRIOR TO THE INCEPTION OF THE EXPEDITION EQUITY FUND (THE "FUND") ON JUNE 13, 1997, THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OF THE EQUITY MODEL COMMON TRUST FUND INTERNALLY MANAGED BY AN AFFILIATE OF THE FUND'S INVESTMENT ADVISOR, ADJUSTED FOR THE MAXIMUM FEE AND EXPENSES OF THE INSTITUTIONAL SHARES OF THE FUND APPLICABLE AT THE INCEPTION OF THE FUND. THE EQUITY MODEL COMMON TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THEREFORE, WAS NOT SUBJECT TO CERTAIN RESTRICTIONS WHICH MAY HAVE ADVERSELY AFFECTED PERFORMANCE.

** CLASS A SHARES OF THE FUND WERE OFFERED BEGINNING NOVEMBER 24, 1997 AND CLASS B SHARES OF THE FUND WERE OFFERED BEGINNING NOVEMBER 16, 1998. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT REPRESENTS PERFORMANCE OF INSTITUTIONAL SHARES. THE PRIOR INSTITUTIONAL SHARES PERFORMANCE HAS BEEN ADJUSTED TO REFLECT THE MAXIMUM FRONT-END SALES CHARGES AND THE MAXIMUM CONTINGENT DEFERRED SALES CHARGES APPLICABLE TO CLASS A AND CLASS B SHARES, RESPECTIVELY, BUT DOES NOT REFLECT THE HIGHER RULE 12B-1 FEES FOR EITHER CLASS. HAD THAT ADJUSTMENT BEEN MADE, PERFORMANCE WOULD HAVE BEEN LOWER.

NOTE: PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. ACTUAL RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.

                                                            OCTOBER 31, 2003 | 5

EXPEDITION EQUITY INCOME FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS

For the twelve month period ended October 31, 2003, the Expedition Equity Income Fund (Institutional Shares) generated a total return of 16.12%. This compares to a 20.80% return for the S&P 500 Composite Index and a 20.75% return for the Lipper Large-Cap Value Funds Classification for the comparable time period.

The Fund seeks to provide growth of capital, with a secondary objective of income. These objectives are pursued through a diversified portfolio of common stocks issued by mid and large-capitalization companies.

While it underperformed its benchmark, the Expedition Equity Income Fund produced a very positive overall return. For investors, this return was enhanced by recent legislation that lowered taxes on dividend income.

The Fund benefited from a strong stock market in the second half of the fiscal year, as well as continued accommodative action - and frequent inaction - by the Federal Reserve Board.

Strong sectors of the portfolio included industrial companies, financial services providers, and transportation providers.

Looking ahead, we believe that income-oriented stocks will remain strong, thanks to improving earnings and the increasing demand for dividends. Therefore, we will continue to invest in high-quality issues that combine strong income and the potential for long-term capital appreciation.


6 |   OCTOBER 31, 2003

EXPEDITION EQUITY INCOME FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS


--------------------------------------------------------------------------------
                          EXPEDITION EQUITY INCOME FUND
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                              1 Year      3 Year    Inception to
                                              Return      Return        Date
--------------------------------------------------------------------------------
Institutional Shares                          16.12%      -12.75%      -8.60%
--------------------------------------------------------------------------------
Investment Shares - Class A                   15.84%      -12.98%      -8.33%
--------------------------------------------------------------------------------
Investment Shares - Class A w/load            11.21%      -14.16%      -9.35%
--------------------------------------------------------------------------------
Investment Shares - Class B                   14.85%      -13.60%      -9.09%
--------------------------------------------------------------------------------
Investment Shares - Class B w/load             9.85%      -14.42%      -9.57%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE EXPEDITION EQUITY INCOME FUND, INSTITUTIONAL SHARES, INVESTMENT SHARES-CLASSA AND INVESTMENT SHARES-CLASS B, VERSUS THE S&P 500 COMPOSITE INDEX, THE S&P 500/BARRA VALUE INDEX, AND THE LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION, THE LIPPER EQUITY INCOME CLASSIFICATION, AND THE LIPPER EQUITY INCOME OBJECTIVE



[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPH

             EXPEDITION EQUITY INCOME FUND,  EXPEDITION EQUITY INCOME FUND,      EXPEDITION EQUITY INCOME FUND,    S&P 500
             INSTITUTIONAL SHARES            INVESTMENT SHARES-CLASS A           INVESTMENT SHARES-CLASS B         COMPOSITE INDEX
10/93        $10,000                          $9,600                               $10,000                            $10,000
10/00         10,350                           9,918                                10,302                              9,600
10/01          7,556                           7,221                                 7,453                              7,210
10/02          5,920                           5,642                                 5,786                              6,120
10/03          6,874                           6,536                                 6,520                              7,393


           S&P 500/BARRA   LIPPER LARGE-CAP VALUE    LIPPER EQUITY INCOME    LIPPER EQUITY
           VALUE INDEX     FUNDS CLASSIFICATION      CLASSIFICATION          INCOME OBJECTIVE
10/93      $10,000          $10,000                    $10,000                  $10,000
10/00       10,609           10,697                     10,736                   10,624
10/01        8,656            9,453                      9,743                    9,474
10/02        7,290            8,101                      8,612                    8,320
10/03        9,100            9,782                     10,321                    9,947

NOTE: PERFORMANCE DATA QUOTED  REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE
      OF FUTURE PERFORMANCE. ACTUAL RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.




                                                            OCTOBER 31, 2003 | 7

EXPEDITION INVESTMENT GRADE BOND FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS

For the twelve month period ended October 31, 2003, the Expedition Investment Grade Bond Fund (Institutional Shares) generated a total return of 3.89%. This compares to a 5.66% return for the Lipper Intermediate Investment-Grade Debt Objective. The Fund seeks to provide income with relative stability of principal.

While the bond market performed well overall, the lion's share of the gains took place in the early half of the fiscal year, as the war in Iraq, economic concerns, and a half-percent rate cut by the Federal Reserve Board led to a continuation of the previous year's rally.

By mid-June, that tide turned sharply, as success in Iraq and an upturn in economic sentiment caused yields to rise a full percentage point in just over six weeks.

The Expedition Investment Grade Bond Fund was well positioned throughout the year, holding high quality government and corporate issues with an average maturity level below that of our benchmark.

Looking ahead, we believe that rates will continue to drive higher, as the U.S. economy recovers. In light of this forecast, we plan to maintain a relatively short maturity level in order to capture any incremental yield opportunities as they become available. In addition, we will retain our focus on high-quality corporate bonds, which offer strong relative returns backed by favorable earnings trends.



8  |  OCTOBER 31, 2003

EXPEDITION INVESTMENT GRADE BOND FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS


--------------------------------------------------------------------------------
                      EXPEDITION INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


                                         AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------
                                          1 Year     3 Year     5 Year     10 Year   Inception
                                          Return     Return     Return*    Return*   to Date*
----------------------------------------------------------------------------------------------
Institutional Shares                       3.89%      8.49%      6.33%      5.82%      6.32%
----------------------------------------------------------------------------------------------
Investment Shares - Class A                3.63%      8.22%      6.04%      5.66%      6.18%
----------------------------------------------------------------------------------------------
Investment Shares - Class A w/load        -0.53%      6.78%      5.19%      5.23%      5.81%
----------------------------------------------------------------------------------------------
Investment Shares - Class B                2.86%      7.45%      5.84%      5.56%      6.09%
----------------------------------------------------------------------------------------------
Investment Shares - Class B w/load        -2.11%      6.58%      5.68%      5.56%      6.09%
----------------------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE EXPEDITION INVESTMENT GRADE BOND FUND, INSTITUTIONAL SHARES, INVESTMENT SHARES-CLASS A AND INVESTMENT SHARES-CLASS B, VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX, AND THE LIPPER INTERMEDIATE INVESTMENT- GRADE DEBT OBJECTIVE.



[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPH

             Expedition Investment Grade         Expedition Investment Grade            Expedition Investment Grade
             Bond Fund, Institutional Shares     Bond Fund, Investment Shares-Class A   Bond Fund, Investment Shares-Class B
10/93        $10,000                              $ 9,600                                 $10,000
10/94          9,688                                9,300                                   9,688
10/95         10,748                               10,318                                  10,748
10/96         11,225                               10,776                                  11,225
10/97         11,945                               11,467                                  11,945
10/98         12,952                               12,413                                  12,930
10/99         12,944                               12,362                                  13,098
10/00         13,784                               13,131                                  13,824
10/01         15,851                               15,064                                  15,758
10/02         16,942                               16,059                                  16,675
10/03         17,601                               16,642                                  17,152


              Lehman Intermediate       Lipper Intermediate Investment-
              Government/Credit Index   Grade Debt Objective
10/93         $10,000                    $10,000
10/94           9,807                      9,564
10/95          11,035                     10,954
10/96          11,677                     11,541
10/97          12,552                     12,516
10/98          13,694                     13,526
10/99          13,829                     13,533
10/00          14,720                     14,356
10/01          16,819                     16,301
10/02          17,813                     16,905
10/03          18,777                     17,862



* INSTITUTIONAL SHARES OF THE FUND WERE OFFERED BEGINNING JUNE 13, 1997 AND CLASS B SHARES OF THE FUND WERE OFFERED BEGINNING NOVEMBER 16, 1998. THE PERFORMANCE INFORMATION SHOWN PRIOR TO THAT REPRESENTS PERFORMANCE OF CLASS A SHARES, WHICH WERE OFFERED BEGINNING APRIL 20, 1992. FOR INSTITUTIONAL SHARES, THE PRIOR CLASS A SHARES PERFORMANCE REFLECTS THE MAXIMUM FRONT-END SALES CHARGE AND RULE 12B-1 FEES ON CLASS A SHARES, NEITHER OF WHICH APPLIES TO INSTITUTIONAL SHARES. FOR CLASS B SHARES, THE PRIOR CLASS A SHARES PERFORMANCE REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES, BUT DOES NOT REFLECT CLASS B SHARES' HIGHER RULE 12B-1 FEES. HAD THAT ADJUSTMENT BEEN MADE, PERFORMANCE WOULD HAVE BEEN LOWER.

NOTE: PERFORMANCE DATA QUOTED  REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE
      OF FUTURE PERFORMANCE. ACTUAL RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.



                                                            OCTOBER 31, 2003 | 9

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS



For the twelve month period ended October 31, 2003, the Expedition Tax-Free Investment Grade Bond Fund (Institutional Shares) generated a total return of 4.57%. This compares to a 5.11% return for the Lehman Municipal Bond Index and a 4.29% return for the Lipper Intermediate Municipal Debt Funds Objective.

The Expedition Tax-Free Investment Grade Bond Fund performed well again during the past year, taking advantage of the strong municipal market conditions that prevailed - particularly in the first half of the year. Factors contributing to the Fund's performance included downward pressure on interest rates by the Federal Reserve Board and our continuing focus on quality issues.

Looking ahead, we believe that interest rates will remain relatively flat for the next quarter or two, with the possibility of an upward trend thereafter as the economy gains momentum. Therefore, we plan to keep our average maturity level close to that of our benchmark, while retaining our emphasis on issues of superior quality.

One area of concern is the recent budget deficit facing many states in the wake of slow economies and reduced federal spending. We have thus far steered clear of any problems related to this trend, through our strategy of emphasizing issues of the highest quality. We plan to continue that strategy in the year ahead.



10 | OCTOBER 31, 2003

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS


--------------------------------------------------------------------------------
                 EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------
                                             1 Year      3 Year    Inception to
                                             Return      Return        Date
-------------------------------------------------------------------------------
Institutional Shares                          4.57%       6.51%        7.23%
-------------------------------------------------------------------------------
Investment Shares - Class A                   4.40%       6.28%        6.83%
-------------------------------------------------------------------------------
Investment Shares - Class A w/load            0.21%       4.85%        5.64%
-------------------------------------------------------------------------------
Investment Shares - Class B                   3.63%       5.46%        5.85%
-------------------------------------------------------------------------------
Investment Shares - Class B w/load           -1.34%       4.55%        5.32%
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND, INSTITUTIONAL SHARES AND INVESTMENT SHARES-CLASS A, VERSUS THE LEHMAN MUNICIPAL BOND INDEX, THE LIPPER GENERAL MUNICIPAL DEBT FUNDS OBJECTIVE, AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE.



[GRAPH OMITTED]
EDGAR PRPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPH

           EXPEDITION TAX-FREE INVESTMENT GRADE   EXPEDITION TAX-FREE INVESTMENT GRADE   LEHMAN MUNICIPAL
           BOND FUND, INSTITUTIONAL SHARES        BOND FUND, INVESTMENT SHARES-CLASS A   BOND INDEX
3/31/00    $10,000                                 $ 9,600                                 $10,000
10/00       10,462                                  10,019                                  10,510
10/01       11,459                                  10,947                                  11,616
10/02       12,089                                  11,520                                  12,297
10/03       12,642                                  12,027                                  12,926


             LIPPER GENERAL MUNICIPAL       LIPPER INTERMEDIATE MUNICIPAL
             DEBT FUNDS OBJECTIVE           DEBT FUNDS OBJECTIVE
3/31/00      $10,000                         $10,000
10/00         10,445                          10,402
10/01         11,450                          11,363
10/02         11,928                          11,915
10/03         12,480                          12,426

NOTE: PERFORMANCE DATA QUOTED  REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE
      OF FUTURE PERFORMANCE. ACTUAL RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.


                                                           OCTOBER 31, 2003 | 11

EXPEDITION MONEY MARKET FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS

For the twelve month period ended October 31, 2003, the Expedition Money Market Fund (Institutional Shares) generated a total return of 0.88%. This compares to a 0.71% return for the Lipper Money Market Mutual Funds Index.

Yields on money market instruments declined again in fiscal 2003, due to Federal Reserve Board reductions totaling three-quarters of one percent. This led to a historic period in which yields were consistently below one percent.

The Expedition Money Market Fund maintained its conservative strategy during the year, keeping assets primarily in 30 to 60 day commercial paper and corporate notes of six months to one year. The remainder of the Fund was invested in overnight repurchase agreements.

Looking ahead, we believe that the Fed will respond to the improving economy by holding rates steady, with a possible upward bias. Therefore, we plan to continue with our relatively short-term strategy in hopes of improved yields in the months to come.




12 | OCTOBER 31, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
MANAGEMENT'S DISCUSSION AND ANALYSIS



For the twelve month period ended October 31, 2003, the Expedition Tax-Free Money Market Fund (Institutional Shares) generated a total return of 0.79%. This compares to a 0.63% return for the Lipper Tax-Exempt Money Market Funds Index. The Fund seeks to provide income, exempt from Federal income taxes, consistent with stability of principal. The Fund pursues this investment objective by investing in high quality money market instruments maturing in 397 days or less.

Yields in the short-term municipal markets declined, as the Federal Reserve Board pushed the discount rate to still more new lows during the fiscal year. With a number of municipalities facing fiscal crunches, investors paid greater attention to quality, pushing rates down even further on the best-quality issues.

As a result, yields on the Expedition Tax-Free Money Market Fund remained relatively modest, in line with those of the benchmark index.

Looking ahead, we plan to continue keeping maturity levels at the short end of the spectrum in anticipation of potential rate increases. And, we will remain vigilant with regard to quality, focusing on instruments that are well-supported by dependable revenues and, where available, municipal bond insurance.



                                                             OCTOBER 31, 2003 13

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of Expedition Funds:

We have audited the accompanying statements of net assets of Expedition Funds (the "Funds"), including the Equity Fund, Equity Income Fund, Investment Grade Bond Fund, Tax-Free Investment Grade Bond Fund, Money Market Fund, and Tax-Free Money Market Fund as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
December 19, 2003



14 | OCTOBER 31, 2003

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS

                                                                             VALUE
DESCRIPTION                                             SHARES               (000)
-----------------------------------------------------------------------------------
COMMON STOCK - 99.2%
   AEROSPACE & DEFENSE - 3.6%
   Boeing                                               70,000             $ 2,694
   United Technologies                                  45,000               3,811
-----------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                 6,505
-----------------------------------------------------------------------------------
   AIRLINES - 2.2%
   Southwest Airlines                                  200,000               3,880
-----------------------------------------------------------------------------------
   TOTAL AIRLINES                                                            3,880
-----------------------------------------------------------------------------------
   BANKS - 2.8%
   Bank of America                                      25,000               1,893
   JP Morgan Chase                                      90,000               3,231
-----------------------------------------------------------------------------------
   TOTAL BANKS                                                               5,124
-----------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 6.7%
   Comcast, Cl A*                                      120,000               4,070
   Gannett                                              35,000               2,944
   Omnicom Group                                        50,000               3,990
   Viacom, Cl B                                         25,000                 997
-----------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                             12,001
-----------------------------------------------------------------------------------
   BROKER/DEALERS - 4.6%
   Goldman Sachs Group                                  36,000               3,380
   Morgan Stanley                                       90,000               4,938
-----------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                      8,318
-----------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 9.1%
   Cisco Systems*                                      250,000               5,245
   Dell*                                                88,000               3,179
   Intel                                               110,000               3,635
   International Business Machines                      48,000               4,295
-----------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                               16,354
-----------------------------------------------------------------------------------
   COSMETICS/TOILETRIES - 3.6%
   Gillette                                             90,000               2,871
   Procter & Gamble                                     36,000               3,538
-----------------------------------------------------------------------------------
   TOTAL COSMETICS/TOILETRIES                                                6,409
-----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 3.9%
   American Express                                     75,000               3,520
   Citigroup                                            75,000               3,555
-----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                      7,075
-----------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 2.4%
   General Electric                                    150,000               4,351
-----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                           4,351
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 15

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS

                                                                            VALUE
DESCRIPTION                                             SHARES              (000)
-----------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 3.2%
   Exelon                                               90,000             $ 5,711
-----------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                 5,711
-----------------------------------------------------------------------------------
   ENTERTAINMENT - 1.2%
   Harrah's Entertainment                               50,000               2,175
-----------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                       2,175
-----------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 5.6%
   Anheuser-Busch                                       77,000               3,793
   Constellation Brands, Cl A*                          85,000               2,667
   Sysco                                               105,000               3,534
-----------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            9,994
-----------------------------------------------------------------------------------
   INSURANCE - 8.8%
   Allstate                                             75,000               2,963
   American International Group                         82,000               4,988
   Lincoln National                                     95,000               3,793
   Marsh & McLennan                                     95,000               4,061
-----------------------------------------------------------------------------------
   TOTAL INSURANCE                                                          15,805
-----------------------------------------------------------------------------------
   MACHINERY - 2.0%
   Caterpillar                                          50,000               3,664
-----------------------------------------------------------------------------------
   TOTAL MACHINERY                                                           3,664
-----------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 11.6%
   Amgen*                                               60,000               3,706
   Cardinal Health                                      30,000               1,780
   CR Bard                                              40,000               3,202
   Lincare Holdings*                                    50,000               1,947
   Mylan Laboratories                                  100,000               2,415
   St. Jude Medical*                                    70,000               4,071
   UnitedHealth Group                                   75,000               3,816
-----------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        20,937
-----------------------------------------------------------------------------------
   METALS-ALUMINUM - 2.2%
   Alcoa                                               125,000               3,946
-----------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                                     3,946
-----------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.1%
   First Data                                           55,000               1,964
-----------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                     1,964
-----------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 2.1%
   International Paper                                  95,000               3,738
-----------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                              3,738
-----------------------------------------------------------------------------------
   PETROLEUM REFINING - 6.1%
   Apache Corporation                                   50,000               3,486



16 |  OCTOBER 31, 2003

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS

                                                                            VALUE
DESCRIPTION                                             SHARES              (000)
-----------------------------------------------------------------------------------
   Exxon Mobil                                         110,000            $  4,024
   Schlumberger                                         75,000               3,523
-----------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                 11,033
-----------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.7%
   Merck                                                35,000               1,549
   Pfizer                                              105,000               3,318
-----------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                     4,867
-----------------------------------------------------------------------------------
   RETAIL - 3.6%
   Best Buy*                                            60,000               3,499
   Staples*                                            110,000               2,950
-----------------------------------------------------------------------------------
   TOTAL RETAIL                                                              6,449
-----------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.9%
   Applied Materials*                                  150,000               3,506
-----------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                         3,506
-----------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 5.1%
   Microsoft                                           125,000               3,269
   Oracle*                                             175,000               2,093
   Veritas Software*                                   105,000               3,796
-----------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                              9,158
-----------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 3.1%
   Nokia ADR                                            75,000               1,274
   SBC Communications                                  180,000               4,317
-----------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     5,591
-----------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $163,943)                                                      178,555
-----------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 1.8%
   Expedition Money Market Fund+                     3,299,429               3,299
-----------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $3,299)                                                          3,299
-----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 101.0%
      (COST $167,242)                                                      181,854
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (1.0)%
Investment Advisory Fees Payable                                              (112)
Administrator Fees Payable                                                     (30)
Custodian Fees Payable                                                          (3)
Distribution Fees Payable                                                      (15)
Other Assets and Liabilities, Net                                           (1,618)

-----------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                         (1,778)
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 17

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS

                                                                            VALUE
DESCRIPTION                                                                 (000)
-----------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 21,122,001 outstanding shares of
   beneficial interest                                                    $218,602
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 1,215,983 outstanding shares of
   beneficial interest                                                      14,731
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 2,135,973 outstanding shares of
   beneficial interest                                                      27,137
Undistributed net investment income                                            145
Accumulated net realized loss on investments                               (95,151)
Net unrealized appreciation on investments                                  14,612
-----------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                              $180,076
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($156,142,145 / 21,122,001 SHARES)                                        $7.39
-----------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($8,910,118 / 1,215,983 SHARES)                                           $7.33
-----------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                           $7.64
-----------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($15,024,138 / 2,135,973 SHARES)                                          $7.03
-----------------------------------------------------------------------------------

*   Non-income producing security.

+   See Note 4 in Notes to Financial Statements.

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.

ADR -- American Depository Receipt

Cl -- Class


The accompanying notes are an integral part of the financial statements.



18 | OCTOBER 31, 2003

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS

                                                                            VALUE
DESCRIPTION                                             SHARES              (000)
-----------------------------------------------------------------------------------
COMMON STOCK - 99.6%
   AEROSPACE & DEFENSE - 2.7%
   General Dynamics                                      2,500               $ 209
   Raytheon                                              6,000                 159
-----------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                   368
-----------------------------------------------------------------------------------
   AIR TRANSPORTATION - 2.3%
   FedEx                                                 4,000                 303
-----------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                                                    303
-----------------------------------------------------------------------------------
   BANKS - 16.3%
   Bank of America                                       3,500                 265
   Bank of New York                                     10,000                 312
   BB&T                                                  8,500                 329
   JP Morgan Chase                                       6,000                 215
   Keycorp                                              10,000                 283
   Union Planters                                        8,000                 266
   Wachovia                                              5,000                 229
   Wells Fargo                                           5,000                 282
-----------------------------------------------------------------------------------
   TOTAL BANKS                                                               2,181
-----------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 4.6%
   Comcast, Cl A*                                       11,000                 373
   Viacom, Cl B                                          6,000                 239
-----------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                                612
-----------------------------------------------------------------------------------
   BROKER/DEALERS - 7.6%
   Goldman Sachs Group                                   3,500                 329
   Merrill Lynch                                         6,000                 355
   Morgan Stanley                                        6,000                 329
-----------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                      1,013
-----------------------------------------------------------------------------------
   CHEMICALS - 1.8%
   EI Du Pont de Nemours                                 6,000                 242
-----------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                             242
-----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 5.3%
   Citigroup                                             8,500                 403
   Concord*                                              8,000                  85
   Viad                                                  9,000                 225
-----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                        713
-----------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 5.0%
   Fortune Brands                                        5,000                 326
   General Electric                                     12,000                 348
-----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                             674
-----------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 6.7%
   Centerpoint Energy                                   35,000                 343


                                                           OCTOBER 31, 2003 | 19

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS

                                                                             VALUE
DESCRIPTION                                             SHARES               (000)
-----------------------------------------------------------------------------------
   Exelon                                                4,500             $   286
   Southern                                              9,000                 268
-----------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                   897
-----------------------------------------------------------------------------------
   ENTERTAINMENT - 1.9%
   Harrah's Entertainment                                6,000                 261
-----------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                         261
-----------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 2.3%
   Adolph Coors, Cl B                                    5,500                 308
-----------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                              308
-----------------------------------------------------------------------------------
   INSURANCE - 5.3%
   ACE Ltd.                                              9,500                 342
   American International Group                          6,000                 365
-----------------------------------------------------------------------------------
   TOTAL INSURANCE                                                             707
-----------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 5.8%
   Invitrogen*                                           7,000                 445
   Quest Diagnostics*                                    5,000                 338
-----------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                           783
-----------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 2.0%
   International Paper                                   7,000                 275
-----------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                                275
-----------------------------------------------------------------------------------
   PETROLEUM REFINING - 8.8%
   Anadarko Petroleum                                    7,000                 306
   Exxon Mobil                                          13,000                 476
   Noble*                                                4,000                 137
   Royal Dutch Petroleum                                 6,000                 266
-----------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                  1,185
-----------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 1.6%
   Crescent Real Estate Equity                          14,000                 215
-----------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                         215
-----------------------------------------------------------------------------------
   RETAIL - 7.4%
   CVS                                                  10,000                 352
   Wal-Mart Stores                                       5,000                 295
   Yum! Brands*                                         10,000                 341
-----------------------------------------------------------------------------------
   TOTAL RETAIL                                                                988
-----------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 3.8%
   Applied Materials*                                   12,000                 281
   Novellus Systems*                                     5,500                 227
-----------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                           508
-----------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 2.9%
   Intuit*                                               4,000                 200



20 | OCTOBER 31, 2003

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS

                                                                             VALUE
DESCRIPTION                                             SHARES               (000)
-----------------------------------------------------------------------------------
   Microsoft                                             7,000             $   183
-----------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                                383
-----------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 5.5%
   Alltel                                                2,000                  95
   BellSouth                                             6,000                 158
   Nokia ADR                                            11,000                 187
   SBC Communications                                    7,000                 168
   Verizon Communications                                4,000                 134
-----------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                       742
-----------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $12,072)                                                        13,358
-----------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.3%
   Expedition Money Market Fund+                        38,502                  39
-----------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $39)                                                                39
-----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.9%
      (COST $12,111)                                                        13,397
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%
Investment Advisory Fees Receivable                                              2
Administrator Fees Payable                                                      (6)
Distribution Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                               22
-----------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                             17
-----------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 1,867,663 outstanding shares of
   beneficial interest                                                      19,423
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 41,680 outstanding shares of
   beneficial interest                                                         508
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 108,789 outstanding shares of
   beneficial interest                                                       1,163
Accumulated net realized loss on investments                                (8,966)
Net unrealized appreciation on investments                                   1,286
-----------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                               $13,414
-----------------------------------------------------------------------------------


                                                           OCTOBER 31, 2003 | 21

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS


DESCRIPTION                                                                  VALUE
------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($12,421,862 / 1,867,663 SHARES)                                          $6.65
------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($276,858 / 41,680 SHARES)                                                $6.64
------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                           $6.92
------------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($715,585 / 108,789 SHARES)                                               $6.58
------------------------------------------------------------------------------------

*   Non-income producing security.

+   See Note 4 in Notes to Financial Statements.

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.

ADR -- American Depository Receipt

Cl -- Class

Ltd. -- Limited


The accompanying notes are an integral part of the financial statements.

22 | OCTOBER 31, 2003

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS

                                                          FACE              VALUE
DESCRIPTION                                            AMT. (000)           (000)
-----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 36.0%
   BANKS - 5.7%
   Bank of America
      5.875%, 02/15/09                                  $1,000             $ 1,095
   Bank One
      6.000%, 08/01/08                                   2,000               2,194
   Wachovia
      4.950%, 11/01/06                                   2,000               2,122
   Wells Fargo, Ser G, MTN
      6.875%, 08/08/06                                   1,000               1,115
-----------------------------------------------------------------------------------
   TOTAL BANKS                                                               6,526
-----------------------------------------------------------------------------------
   BROKER/DEALERS - 4.9%
   Goldman Sachs Group
      6.600%, 01/15/12                                   2,000               2,222
   Merrill Lynch
      6.375%, 10/15/08                                   1,000               1,121
   Morgan Stanley
      6.750%, 04/15/11                                   2,000               2,251
-----------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                      5,594
-----------------------------------------------------------------------------------
   CHEMICALS - 2.0%
   EI Du Pont de Nemours
      6.875%, 10/15/09                                   2,000               2,312
-----------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                           2,312
-----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 10.7%
   Citigroup
      5.750%, 05/10/06                                   1,000               1,077
   General Electric Capital, Ser A, MTN
      7.375%, 01/19/10                                   3,000               3,506
      6.800%, 11/01/05                                   2,000               2,180
   General Motors Acceptance
      6.150%, 04/05/07                                   2,000               2,113
   Household Finance
      6.375%, 10/15/11                                   1,000               1,095
   Wells Fargo Financial
      5.875%, 08/15/08                                   2,000               2,213
-----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                     12,184
-----------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.9%
   Alabama Power, Ser G
      5.375%, 10/01/08                                   2,000               2,142
-----------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                 2,142
-----------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 0.1%
   General Mills, MTN
      8.080%, 11/18/03                                      60                  60
-----------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                               60
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 23

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS

                                                          FACE              VALUE
DESCRIPTION                                            AMT. (000)           (000)
-----------------------------------------------------------------------------------
   RETAIL - 7.9%
   Lowe's
      8.250%, 06/01/10                                  $2,000             $ 2,442
   Target
      5.875%, 11/01/08                                   2,000               2,190
      4.000%, 06/15/13                                   1,000                 934
   Wal-Mart Stores
      6.875%, 08/10/09                                   3,000               3,446
-----------------------------------------------------------------------------------
   TOTAL RETAIL                                                              9,012
-----------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.8%
   SBC Communications
      5.875%, 02/01/12                                   1,000               1,061
   Verizon Wireless
      5.375%, 12/15/06                                   2,000               2,138
-----------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     3,199
-----------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
      (COST $36,798)                                                        41,029
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.9%
   FHLB
      3.125%, 08/15/07                                   3,000               3,000
   FHLB, Ser 100
      5.800%, 09/02/08                                   2,000               2,203
   FHLB, Ser 363
      4.500%, 11/15/12                                   3,000               2,984
   FHLMC
      7.000%, 03/15/10                                   3,000               3,493
      6.625%, 09/15/09                                   3,000               3,428
   FNMA
      7.250%, 01/15/10                                   2,500               2,943
      5.500%, 03/15/11                                   3,000               3,226
      5.250%, 01/15/09                                   3,000               3,221
      4.375%, 03/15/13                                   4,000               3,909
-----------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $26,515)                                                        28,407
-----------------------------------------------------------------------------------




24 | OCTOBER 31, 2003

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS

                                                          FACE              VALUE
DESCRIPTION                                            AMT. (000)           (000)
-----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 24.7%
   U.S. Treasury Notes
      7.000%, 07/15/06                                  $2,500             $ 2,811
      6.875%, 05/15/06                                   1,000               1,117
      6.500%, 10/15/06                                   3,000               3,353
      6.500%, 02/15/10                                   1,000               1,160
      6.125%, 08/15/07                                   3,000               3,363
      6.000%, 08/15/09                                   3,000               3,393
      5.625%, 05/15/08                                   2,000               2,214
      5.500%, 05/15/09                                   3,000               3,325
      5.000%, 02/15/11                                   1,500               1,606
      4.250%, 08/15/13                                   2,000               1,993
      4.000%, 11/15/12                                   1,000                 985
      3.875%, 02/15/13                                   3,000               2,917
-----------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $25,810)                                                        28,237
-----------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 8.5%
   FHLMC, Gold Pool #E00532
      6.500%, 02/01/13                                     215                 226
   FHLMC, Gold Pool #E00543
      6.000%, 04/01/13                                     485                 505
   FHLMC, Gold Pool #E00584
      6.000%, 11/01/13                                     703                 733
   FHLMC, Gold Pool #E00832
      7.500%, 04/01/15                                     299                 319
   FHLMC, Gold Pool #E00856
      7.500%, 06/01/15                                     290                 309
   FNMA, Pool # 614934
      6.000%, 12/01/16                                   2,085               2,170
   FNMA, Pool #535966
      7.000%, 05/01/16                                     733                 779
   GNMA, Pool #552999
      5.000%, 01/15/18                                   4,586               4,684
-----------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (COST $9,572)                                                          9,725
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.7%
   MBNA Master Credit Card Trust, Ser 1999-J, Cl A
      7.000%, 02/15/12                                   3,000               3,460
   Standard Credit Card Master Trust, Ser 1994-2, Cl A
      7.250%, 04/07/08                                   1,725               1,924
-----------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
      (COST $4,864)                                                          5,384
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 25

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS

                                                                            VALUE
DESCRIPTION                                              SHARES             (000)
-----------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.2%
   Expedition Money Market Fund+                       196,466               $ 196
-----------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $196)                                                              196
-----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.0%
      (COST $103,755)                                                      112,978
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 1.0%
Investment Advisory Fees Payable                                               (39)
Administrator Fees Payable                                                     (20)
Custodian Fees Payable                                                          (2)
Distribution Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                            1,260
-----------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                          1,196
-----------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 9,967,477 outstanding shares of
   beneficial interest                                                      95,001
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 505,803 outstanding shares of
   beneficial interest                                                       9,287
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 198,316 outstanding shares of
   beneficial interest                                                       2,054
Accumulated net realized loss on investments                                (1,391)
Net unrealized appreciation on investments                                   9,223
-----------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                              $114,174
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($106,643,396 / 9,967,477 SHARES)                                        $10.70
-----------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($5,406,585 / 505,803 SHARES)                                            $10.69
-----------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                          $11.14
-----------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($2,124,106 / 198,316 SHARES)                                            $10.71
-----------------------------------------------------------------------------------



26 | OCTOBER 31, 2003

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS


DESCRIPTION
--------------------------------------------------------------------------------

+   See Note 4 in Notes to Financial Statements.

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.

Cl -- Class

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.



                                                           OCTOBER 31, 2003 | 27

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS

                                                          FACE              VALUE
DESCRIPTION                                            AMT. (000)           (000)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.6%
   ALABAMA - 10.8%
   Alabama State, Municipal Electric Authority,
      Power Supply RB, Ser A, MBIA
      5.000%, 09/01/33                                  $1,000             $ 1,005
   Alabama State, Public School & College Authority,
      Capital Improvements RB, Ser D
      5.750%, 08/01/19                                   1,150               1,278
   Birmingham, Capital Improvement Warrants GO, Ser A
      5.550%, 08/01/21                                   1,000               1,080
   Huntsville, Warrants GO, Ser D
      5.000%, 11/01/07                                   1,000               1,107
   Montgomery, Warrants GO, Ser A
      5.100%, 10/01/09                                   1,000               1,102
   Phoenix City, School Warrants GO, AMBAC
      5.650%, 08/01/21                                   1,000               1,087
   Tuscaloosa, Warrants
      5.650%, 01/01/17                                   1,000               1,111
-----------------------------------------------------------------------------------
   TOTAL ALABAMA                                                             7,770
-----------------------------------------------------------------------------------
   ARIZONA - 1.7%
   Tucson GO, Ser 1994-D
      6.250%, 07/01/14                                   1,000               1,203
-----------------------------------------------------------------------------------
   TOTAL ARIZONA                                                             1,203
-----------------------------------------------------------------------------------
   CALIFORNIA - 9.7%
   California State GO, FGIC
      5.250%, 09/01/30                                   1,280               1,307
   Los Angeles School District GO, Ser 1997-E, MBIA
      5.125%, 01/01/27                                   1,000               1,024
   San Diego School District GO, Ser 1998-D, FGIC
      5.250%, 07/01/24                                   1,000               1,043
   San Gabriel School District GO, Ser A, FSA
      5.375%, 08/01/21                                     500                 531
   Southern California,
      Metropolitan Water District RB, Ser A
      5.100%, 07/01/25                                   1,000               1,013
   University of California,
      Multiple Purpose Projects RB,
      Ser M, FGIC
      5.125%, 09/01/22                                   1,000               1,040
      5.125%, 09/01/23                                   1,000               1,024
-----------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                          6,982
-----------------------------------------------------------------------------------
   COLORADO - 4.4%
   Denver, City and County GO, Ser B
      5.625%, 08/01/07                                   1,000               1,126
   Denver, City and County School District GO, FGIC
      5.000%, 12/01/23                                   1,000               1,016


28 | OCTOBER 31, 2003

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS

                                                          FACE              VALUE
DESCRIPTION                                            AMT. (000)           (000)
-----------------------------------------------------------------------------------
   La Plata County School District GO, MBIA
      5.250%, 11/01/25                                  $1,000             $ 1,036
-----------------------------------------------------------------------------------
   TOTAL COLORADO                                                            3,178
-----------------------------------------------------------------------------------
   FLORIDA - 3.8%
   Florida State, Board of Education Capital Outlay GO,
      Ser A, Pre-Refunded @ 101 (A)
      5.650%, 01/01/05                                     500                 530
   Florida State, Department of Transportation GO,
      Right of Way Project, Ser B
      5.500%, 07/01/11                                   1,000               1,103
   Palm Beach County GO, Ser A
      5.450%, 08/01/13                                   1,000               1,096
-----------------------------------------------------------------------------------
   TOTAL FLORIDA                                                             2,729
-----------------------------------------------------------------------------------
   GEORGIA - 1.6%
   Georgia State GO, Ser B
      6.000%, 03/01/12                                   1,000               1,173
-----------------------------------------------------------------------------------
   TOTAL GEORGIA                                                             1,173
-----------------------------------------------------------------------------------
   HAWAII - 1.6%
   Hawaii State GO, Ser CO, FGIC
      6.000%, 03/01/08                                   1,000               1,147
-----------------------------------------------------------------------------------
   TOTAL HAWAII                                                              1,147
-----------------------------------------------------------------------------------
   ILLINOIS - 1.8%
   Chicago, Project & Refunding GO, Ser C, FGIC
      5.500%, 01/01/19                                   1,180               1,286
-----------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                            1,286
-----------------------------------------------------------------------------------
   KANSAS - 1.5%
   Kansas State, Department of Transportation RB, Ser A
      5.000%, 09/01/06                                   1,000               1,090
-----------------------------------------------------------------------------------
   TOTAL KANSAS                                                              1,090
-----------------------------------------------------------------------------------
   MASSACHUSETTS - 3.3%
   Massachusetts State, Consolidated Loan GO,
      Ser A Pre-Refunded @ 101 (A)
      6.000%, 02/01/10                                   2,000               2,366
-----------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                       2,366
-----------------------------------------------------------------------------------
   MICHIGAN - 2.0%
   Novi Michigan Street GO, FSA
      5.250%, 10/01/15                                   1,280               1,418
-----------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                            1,418
-----------------------------------------------------------------------------------




                                                           OCTOBER 31, 2003 | 29

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS

                                                          FACE               VALUE
DESCRIPTION                                            AMT. (000)            (000)
-----------------------------------------------------------------------------------
   MINNESOTA - 0.7%
   Minnesota State, Public Facilities Authority RB,
      Water Pollution Control, Ser A
      6.000%, 03/01/09                                  $  500              $  528
-----------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                             528
-----------------------------------------------------------------------------------
   NEVADA - 1.6%
   Clark County GO
      6.000%, 07/01/06                                   1,000               1,109
-----------------------------------------------------------------------------------
   TOTAL NEVADA                                                              1,109
-----------------------------------------------------------------------------------
   NEW HAMPSHIRE - 1.5%
   New Hampshire RB, MBIA
      5.250%, 08/15/19                                   1,000               1,079
-----------------------------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                                       1,079
-----------------------------------------------------------------------------------
   NEW JERSEY - 1.6%
   New Jersey State, GO, Ser F
      5.500%, 08/01/11                                   1,000               1,142
-----------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                          1,142
-----------------------------------------------------------------------------------
   NEW MEXICO - 0.8%
   New Mexico State, Severance Tax RB, Ser B, FSA
      5.000%, 07/01/07                                     500                 550
-----------------------------------------------------------------------------------
   TOTAL NEW MEXICO                                                            550
-----------------------------------------------------------------------------------
   NEW YORK - 8.4%
   Brookhaven GO, FGIC
      5.500%, 10/01/13                                     500                 556
   New York City GO, Ser C, MBIA
      5.375%, 11/15/17                                   1,000               1,088
   New York City Transitional Authority RB, Ser C, FGIC
      5.250%, 08/01/14                                   1,000               1,099
   New York State GO, Ser A, Pre-Refunded @ 101 (A)
      5.875%, 03/15/05                                   1,000               1,073
   New York State GO, Ser F
      5.250%, 09/15/13                                     500                 544
   New York State, Environmental Water Facilities RB,
      Pooled Financing Program, Ser F
      5.250%, 11/15/20                                     500                 533
   Triborough, Bridge & Tunnel Authority RB,
      Ser A, Pre-Refunded @ 100.5 (A)
      5.250%, 07/01/09                                   1,000               1,146
-----------------------------------------------------------------------------------
   TOTAL NEW YORK                                                            6,039
-----------------------------------------------------------------------------------
   NORTH CAROLINA - 6.8%
   Charlotte RB, Ser C
      5.000%, 04/01/09                                   1,000               1,117
   Charlotte, Water & Sewer Systems RB
      5.125%, 06/01/26                                   1,000               1,020



30 | OCTOBER 31, 2003

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS

                                                          FACE               VALUE
DESCRIPTION                                            AMT. (000)            (000)
-----------------------------------------------------------------------------------
   North Carolina State, GO, Ser A,
      Pre-Refunded @ 102 (A)
      4.700%, 02/01/04                                  $1,000             $ 1,029
   Winston-Salem, Water & Sewer Systems RB,
      Pre-Refunded @ 101 (A)
      5.250%, 06/01/11                                   1,500               1,716
-----------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                                      4,882
-----------------------------------------------------------------------------------
   OHIO - 2.3%
   Ohio State, Building Authority RB,
      State Facilities Adult
      Correctional Facilities, Ser A, FSA
      5.500%, 10/01/13                                   1,000               1,127
   Pickerinston, Local School District GO, FGIC
      5.250%, 12/01/20                                     500                 528
-----------------------------------------------------------------------------------
   TOTAL OHIO                                                                1,655
-----------------------------------------------------------------------------------
   OREGON - 1.4%
   Oregon State, Alternative Energy Project GO, Ser E
      5.800%, 07/01/07                                   1,000               1,027
-----------------------------------------------------------------------------------
   TOTAL OREGON                                                              1,027
-----------------------------------------------------------------------------------
   PENNSYLVANIA - 1.5%
   Pennsylvania State, Intergovernmental Authority ST,
      Philadelphia Funding Project, FGIC
      5.250%, 06/15/15                                   1,000               1,083
-----------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                        1,083
-----------------------------------------------------------------------------------
   SOUTH CAROLINA - 4.9%
   Greenville County, School District RB
      6.000%, 12/01/21                                   1,000               1,113
   Lancaster County, School District GO, FSA
      5.100%, 03/01/15                                   1,000               1,078
   Lexington County, School District GO
      5.125%, 03/01/21                                   1,210               1,280
-----------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                      3,471
-----------------------------------------------------------------------------------
   TEXAS - 11.1%
   Canyon, Independent School District GO, Ser A, PSF
      5.375%, 02/15/24                                   1,000               1,042
   Frisco, Independent School District GO, PSF
      5.125%, 08/15/30                                   1,000               1,013
   Grand Prairie, Independent School District GO, FSA
      5.375%, 02/15/18                                   1,820               1,973
   Lamar, Consolidated Independent
      School District GO, PSF
      5.500%, 02/15/15                                     500                 549
   Leander, Independent School District GO, PSF
      5.375%, 08/15/19                                   1,000               1,067



                                                           OCTOBER 31, 2003 | 31

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS

                                                       FACE AMT.            VALUE
DESCRIPTION                                          (000)/SHARES           (000)
-----------------------------------------------------------------------------------
   Mesquite, Independent School District GO, PSF
      5.500%, 08/15/21                                  $1,160             $ 1,245
   Williamson County GO, FSA
      5.250%, 02/15/27                                   1,040               1,067
-----------------------------------------------------------------------------------
   TOTAL TEXAS                                                               7,956
-----------------------------------------------------------------------------------
   UTAH - 1.6%
   Utah State, Intermountain Power Agency RB,
      Ser B, MBIA, ETM
      6.000%, 07/01/06                                   1,000               1,115
-----------------------------------------------------------------------------------
   TOTAL UTAH                                                                1,115
-----------------------------------------------------------------------------------
   VIRGINIA - 5.4%
   Bristol Utility System RB, MBIA
      5.250%, 07/15/26                                   1,850               1,919
   Newport News GO, Ser A, MBIA, Pre-Refunded @ 102 (A)
      5.625%, 07/01/05                                     795                 868
   Virginia, Commonwealth Transportation Board RB,
      Northern Virginia Transportation Program, Ser A
      5.500%, 05/15/15                                   1,000               1,113
-----------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                            3,900
-----------------------------------------------------------------------------------
   WASHINGTON - 1.6%
   Washington State, GO, Ser B
      6.000%, 01/01/13                                   1,000               1,156
-----------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                          1,156
-----------------------------------------------------------------------------------
   WEST VIRGINIA - 1.6%
   West Virginia State, GO, State Road Project, FGIC
      5.625%, 06/01/18                                   1,000               1,106
-----------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                       1,106
-----------------------------------------------------------------------------------
   WISCONSIN - 1.6%
   Milwaukee GO, Ser T, Pre-Refunded @ 100 (A)
      5.250%, 09/01/11                                   1,000               1,133
-----------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                           1,133
-----------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $65,494)                                                        69,273
-----------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 2.4%
   Expedition Tax-Free Money Market Fund+            1,759,391               1,759
-----------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $1,759)                                                          1,759
-----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.0%
      (COST $67,253)                                                        71,032
-----------------------------------------------------------------------------------




32  | OCTOBER 31, 2003

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS

                                                                              VALUE
DESCRIPTION                                                                   (000)
------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 1.0%
Investment Advisory Fees Payable                                             $ (22)
Administrator Fees Payable                                                     (12)
Custodian Fees Payable                                                          (1)
Other Assets and Liabilities, Net                                              739
------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                            704
------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
  (unlimited authorization -- no par value)
  based on 6,525,285 outstanding shares of
  beneficial interest                                                       66,044
Portfolio Capital of Investment Shares - Class A
  (unlimited authorization -- no par value)
  based on 27,963 outstanding shares of
  beneficial interest                                                          258
Portfolio Capital of Investment Shares - Class B
  (unlimited authorization -- no par value)
  based on 20,159 outstanding shares of
  beneficial interest                                                          214
Undistributed net investment income                                             17
Accumulated net realized gain on investments                                 1,424
Net unrealized appreciation on investments                                   3,779
------------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                               $71,736
------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($71,211,142 / 6,525,285 SHARES)                                         $10.91
------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($305,100 / 27,963 SHARES)                                               $10.91
------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                          $11.36
------------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($219,898 / 20,159 SHARES)                                               $10.91
------------------------------------------------------------------------------------

+   See Note 4 in Notes to Financial Statements.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
(A) Pre-Refunded Security -- The maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
PSF -- Permanent School Fund Guarantee Program
RB  -- Revenue Bond
Ser -- Series
ST  -- Special Tax

The accompanying notes are an integral part of the financial statements.


                                                           OCTOBER 31, 2003 | 33

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
COMMERCIAL PAPER - 74.2%
   AIRCRAFT - 3.4%
   General Dynamics
      1.010%, 11/14/03                                 $ 7,000             $ 6,997
      1.020%, 11/24/03                                   8,000               7,995
      1.020%, 12/03/03                                   6,000               5,995
-----------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                           20,987
-----------------------------------------------------------------------------------
   BANKS - 5.7%
   Bank One
      1.040%, 12/22/03                                  10,000               9,985
   Deutsche Bank
      1.020%, 11/12/03                                   5,000               4,998
   Wells Fargo
      1.030%, 11/14/03                                  10,000               9,996
      1.000%, 12/09/03                                  10,000               9,990
-----------------------------------------------------------------------------------
   TOTAL BANKS                                                              34,969
-----------------------------------------------------------------------------------
   BROKER/DEALERS - 1.5%
   Bear Stearns
      1.060%, 12/01/03                                   4,000               3,997
   Merrill Lynch
      1.010%, 11/06/03                                   5,000               4,999
-----------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                      8,996
-----------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION - 3.6%
   Guardian
      1.060%, 11/03/03                                   7,100               7,100
      1.050%, 12/18/03                                  15,000              14,979
-----------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                            22,079
-----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 25.4%
   American General Finance
      1.050%, 11/20/03                                  12,000              11,993
      1.035%, 12/08/03                                  15,000              14,984
   Caterpillar Financial Services
      1.020%, 11/10/03                                  10,000               9,997
      1.030%, 11/17/03                                   5,000               4,998
      1.020%, 12/18/03                                   6,841               6,832
   General Electric Capital
      1.060%, 11/04/03                                  10,000               9,999
      1.050%, 11/06/03                                   9,685               9,684
      1.040%, 11/13/03                                   5,000               4,998
      1.040%, 11/17/03                                   9,000               8,996
      1.050%, 11/21/03                                   8,000               7,995
      1.020%, 12/02/03                                   5,000               4,996
      1.060%, 12/16/03                                   7,800               7,790



34 |  OCTOBER 31, 2003

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE                VALUE
DESCRIPTION                                           AMT. (000)              (000)
-----------------------------------------------------------------------------------
   Toyota Motor Credit
      1.030%, 11/05/03                                 $10,000             $ 9,999
      1.030%, 11/18/03                                   5,000               4,998
      1.030%, 11/20/03                                   5,000               4,997
      1.020%, 12/05/03                                   3,000               2,997
      1.020%, 12/16/03                                   5,000               4,994
   Transamerica Finance
      1.050%, 11/05/03                                   5,000               4,999
      1.040%, 11/07/03                                   4,000               3,999
      1.050%, 11/10/03                                   4,000               3,999
      1.050%, 11/18/03                                   6,000               5,997
      1.050%, 11/24/03                                   2,000               1,999
      1.040%, 12/05/03                                   5,000               4,995
-----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                    157,235
-----------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 13.6%
   Falcon Asset Securitization
      1.040%, 11/03/03                                   5,000               5,000
      1.050%, 11/07/03                                  10,000               9,998
      1.050%, 11/21/03                                   4,000               3,998
      1.050%, 11/26/03                                   5,000               4,996
      1.050%, 12/03/03                                   4,000               3,996
   Preferred Receivable Funding
      1.050%, 11/14/03                                   5,000               4,998
      1.060%, 11/20/03                                   5,000               4,997
      1.060%, 11/21/03                                   6,000               5,997
      1.050%, 11/24/03                                  12,000              11,992
   Receivables Capital
      1.050%, 11/04/03                                  10,000               9,999
      1.060%, 11/10/03                                   5,000               4,999
      1.050%, 11/18/03                                   3,000               2,999
      1.040%, 11/20/03                                   3,000               2,998
      1.050%, 11/21/03                                   5,000               4,997
      1.050%, 12/01/03                                   1,980               1,978
-----------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                               83,942
-----------------------------------------------------------------------------------
   LEASING & RENTING - 4.4%
   International Lease Finance
      1.030%, 11/12/03                                  10,000               9,997
      1.050%, 11/18/03                                   7,000               6,997
      1.020%, 12/03/03                                   5,000               4,995
      1.030%, 12/04/03                                   5,000               4,995
-----------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                  26,984
-----------------------------------------------------------------------------------




                                                           OCTOBER 31, 2003 | 35

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   MULTIMEDIA - 4.0%
   Gannett
      1.010%, 11/06/03                                 $10,000             $ 9,998
      1.010%, 11/10/03                                   5,000               4,999
      1.000%, 11/13/03                                  10,000               9,997
-----------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                                         24,994
-----------------------------------------------------------------------------------
   PHARMACEUTICALS - 4.2%
   Pfizer
      1.020%, 11/07/03                                   6,000               5,999
      1.020%, 11/26/03                                  15,000              14,989
      1.040%, 01/06/04                                   5,000               4,991
-----------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                    25,979
-----------------------------------------------------------------------------------
   SPECIAL PURPOSE ENTITY - 4.4%
   Three Pillars
      1.060%, 11/05/03                                   6,000               5,999
      1.050%, 11/17/03                                   6,500               6,497
      1.060%, 11/26/03                                   5,000               4,997
      1.050%, 12/01/03                                  10,000               9,991
-----------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                                             27,484
-----------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 1.6%
   BellSouth
      1.010%, 11/13/03                                   5,000               4,998
   Verizon
      1.000%, 11/04/03                                   5,000               5,000
-----------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     9,998
-----------------------------------------------------------------------------------
   UTILITIES - 2.4%
   National Rural Utilities
      1.050%, 11/19/03                                  15,000              14,992
-----------------------------------------------------------------------------------
   TOTAL UTILITIES                                                          14,992
-----------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $458,639)                                                      458,639
-----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 17.2%
   BANKS - 3.7%
   Bank of America
      5.750%, 03/01/04                                   4,100               4,161
      6.625%, 06/15/04                                   8,600               8,881
      6.125%, 07/15/04                                   1,228               1,271
   Bank One, Ser A, MTN
      5.625%, 02/17/04                                   1,137               1,150
   Wachovia
      6.625%, 06/15/04                                   2,898               2,994




36 | OCTOBER 31, 2003

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                          FACE              VALUE
DESCRIPTION                                            AMT. (000)           (000)
-----------------------------------------------------------------------------------
   Wells Fargo
      6.625%, 07/15/04                                 $ 4,500             $ 4,666
-----------------------------------------------------------------------------------
   TOTAL BANKS                                                              23,123
-----------------------------------------------------------------------------------
   BROKER/DEALERS - 7.6%
   Bear Stearns
      6.625%, 01/15/04                                   6,850               6,922
      6.150%, 03/02/04                                  11,827              12,013
      8.750%, 03/15/04                                   2,405               2,471
      6.625%, 10/01/04                                   2,199               2,305
   Lehman Brothers
      6.625%, 04/01/04                                   3,155               3,226
   Merrill Lynch, Ser B, MTN
      6.800%, 11/03/03                                   1,715               1,715
      6.070%, 04/06/04                                   2,280               2,327
      5.350%, 06/15/04                                   4,450               4,564
   Morgan Stanley
      6.375%, 12/15/03                                   2,000               2,012
      5.625%, 01/20/04                                   9,512               9,598
-----------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                     47,153
-----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 3.1%
   Associates Corporation of North America
      5.750%, 11/01/03                                   7,000               7,000
      5.500%, 02/15/04                                   1,000               1,012
      5.800%, 04/20/04                                   4,500               4,589
   Associates Corporation of North America, Ser F, MTN
      6.440%, 01/15/04                                   1,625               1,642
   Caterpillar Financial, Ser F, MTN
      7.700%, 11/05/03                                   1,045               1,046
      7.960%, 01/26/04                                   1,000               1,016
   Citigroup
      5.700%, 02/06/04                                   1,500               1,517
   Wells Fargo Financial
      5.450%, 05/03/04                                   1,000               1,021
-----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                     18,843
-----------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.8%
   Alabama Power, Ser I
      5.350%, 11/15/03                                   6,350               6,359
   Alabama Power, Ser N
      4.875%, 09/01/04                                   4,785               4,921
-----------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                11,280
-----------------------------------------------------------------------------------




                                                           OCTOBER 31, 2003 | 37

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                      SHARES/FACE           VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   UTILITIES - 1.0%
   National Rural Utilities
      6.000%, 01/15/04                                 $ 6,215             $ 6,273
-----------------------------------------------------------------------------------
   TOTAL UTILITIES                                                           6,273
-----------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
      (COST $106,672)                                                      106,672
-----------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS - 3.7%
   FNMA (A)
      1.020%, 11/03/03                                   6,000               6,000
      1.040%, 11/12/03                                  10,000               9,997
      1.040%, 11/19/03                                   7,000               6,996
-----------------------------------------------------------------------------------
   TOTAL U.S. AGENCY OBLIGATIONS
      (COST $22,993)                                                        22,993
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.9%
   JP Morgan Chase
      0.93% dated 10/31/03, matures
      11/03/03, repurchase price $24,093,867
      (collateralized by U.S. Treasury obligations,
      total market value $24,574,195)                   24,092              24,092
-----------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $24,092)                                                        24,092
-----------------------------------------------------------------------------------
MONEY MARKET FUND - 0.8%
   Financial Square Government Money Market Fund     5,014,267               5,014
-----------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUND
      (COST $5,014)                                                          5,014
-----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.8%
      (COST $617,410)                                                      617,410
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%
Investment Advisory Fees Payable                                              (101)
Administrator Fees Payable                                                     (79)
Custodian Fees Payable                                                         (11)
Distribution Fees Payable                                                      (84)
Other Assets and Liabilities, Net                                            1,422
-----------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                          1,147
-----------------------------------------------------------------------------------




38 | OCTOBER 31, 2003

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                                            VALUE
DESCRIPTION                                                                 (000)
-----------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 251,207,315 outstanding shares of
   beneficial interest                                                    $251,206
Portfolio Capital of Investment Service Shares
   (unlimited authorization -- no par value)
   based on 313,851,432 outstanding shares of
   beneficial interest                                                     313,850
Portfolio Capital of Investment Sweep Class Shares
    (unlimited authorization -- no par value)
   based on 53,499,557 outstanding shares of
   beneficial interest                                                      53,498
Undistributed net investment income                                              2
Accumulated net realized gain on investments                                     1
-----------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                               $618,557
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($251,212,439 / 251,207,315 SHARES)                                       $1.00
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES
   ($313,845,198 / 313,851,432 SHARES)                                       $1.00
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES
   ($53,499,741 / 53,499,557 SHARES)                                         $1.00
-----------------------------------------------------------------------------------

(A) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.


                                                           OCTOBER 31, 2003 | 39

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.8%
   ALABAMA - 1.7%
   Huntsville, Health Care Authority RB,
      Ser B, MBIA (A) (B)
      6.625%, 06/01/23                                  $2,000             $ 2,103
   Montgomery County,
      Special Care Financing Authority RB,
      VHA Alabama Incorporated Project,
      Ser H, AMBAC (A) (B)
      1.050%, 12/01/30                                   1,200               1,200
-----------------------------------------------------------------------------------
   TOTAL ALABAMA                                                             3,303
-----------------------------------------------------------------------------------
   ARIZONA - 0.3%
   Apache County, Industrial Development Authority RB,
      Tucson Electrical Power -
      Springerville Project (A) (B) (C)
      1.100%, 12/01/20                                     600                 600
-----------------------------------------------------------------------------------
   TOTAL ARIZONA                                                               600
-----------------------------------------------------------------------------------
   ARKANSAS - 2.8%
   Crossett, Pollution Control Revenue Authority RB,
      Pacific Corporation Project (A) (B) (C)
      1.050%, 08/01/04                                   5,500               5,500
-----------------------------------------------------------------------------------
   TOTAL ARKANSAS                                                            5,500
-----------------------------------------------------------------------------------
   CALIFORNIA - 2.6%
   California Warrants, Ser A
      2.000%, 06/16/04                                   4,500               4,525
   Newport Beach, Revenue Authority RB,
      Hoag Memorial Hospital, Ser C (A) (B)
      1.200%, 10/01/26                                     500                 500
-----------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                          5,025
-----------------------------------------------------------------------------------
   COLORADO - 2.5%
   Castle Pines, North Metropolitan District Authority
      GO (A) (B) (C)
      1.130%, 12/01/28                                   1,000               1,000
   Denver City & County,
      Multi-Family Housing Authority RB,
      Cottonwood Creek Project, Ser A (A) (B)
      1.050%, 04/15/14                                   1,000               1,000
   SBC Metropolitan District GO (A) (B) (C)
      1.070%, 12/01/17                                   2,000               2,000
   Thornton, Colorado, Multifamily Revenue RB,
      Quail Ridge Project, Ser A (A) (B) (C)
      1.050%, 04/01/10                                     900                 900
-----------------------------------------------------------------------------------
   TOTAL COLORADO                                                            4,900
-----------------------------------------------------------------------------------



40 | OCTOBER 31, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   CONNECTICUT - 0.5%
   New Britain, BAN
      2.250%, 04/08/04                                  $1,005             $ 1,010
-----------------------------------------------------------------------------------
   TOTAL CONNECTICUT                                                         1,010
-----------------------------------------------------------------------------------
   DELAWARE - 3.6%
   Delaware State, Economic Development Authority RB,
      School House Project (A) (B) (C)
      1.050%, 12/01/15                                     750                 750
   University of Delaware RB, Ser A (A) (B)
      1.050%, 11/01/18                                   6,300               6,300
-----------------------------------------------------------------------------------
   TOTAL DELAWARE                                                            7,050
-----------------------------------------------------------------------------------
   FLORIDA - 1.7%
   Miami-Dade County, Industrial Development Authority RB,
      Holy Cross Academy Project (A) (B) (C)
      1.050%, 07/01/20                                     800                 800
   Orange County, Industrial Development Authority RB,
      Orlando Hawaiian Motel (A) (B) (C)
      1.300%, 10/01/15                                     690                 690
   Palm Beach County, Economic Development Authority RB,
      YMCA Boynton Beach Project (A) (B) (C)
      1.050%, 01/01/24                                   1,700               1,700
-----------------------------------------------------------------------------------
   TOTAL FLORIDA                                                             3,190
-----------------------------------------------------------------------------------
   GEORGIA - 6.9%
   Dalton Georgia, Utilities Authority RB,
      Ser A02, FSA (A) (B)
      1.140%, 01/01/12                                   2,090               2,090
   Dekalb County, Development Authority RB,
      American Cancer
      Society (A) (B) (C)
      1.050%, 09/01/17                                   1,200               1,200
   Dekalb County, Multi-Family Housing Authority RB,
      Winters Creek Apartments Project, FNMA (A) (B)
      1.050%, 06/15/25                                     400                 400
   Dekalb County, Multi-Family Housing Authority RB,
      Woodhills Apartment Project (A) (B) (C)
      1.100%, 12/01/07                                   1,600               1,600
   Fulton County, Multi-Family Housing Authority RB,
      Champions Green Apartment Project, Ser B (A) (B)
      1.050%, 10/01/25                                   4,300               4,300
   Fulton County, Multi-Family Housing Authority RB,
      Hampton Hills Apartment Project, FHLMC (A) (B)
      1.050%, 06/01/23                                     600                 600
   Macon-Bibb County, Hospital Authority RB,
      Medical Control Center Project (A) (B) (C)
      1.050%, 12/01/18                                   1,700               1,700
   Private Colleges & Universities Authority RB,
      Mercer University Project (A) (B) (C)
      1.130%, 10/01/32                                   1,400               1,400



                                                           OCTOBER 31, 2003 | 41

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   Thomasville, Hospital Authority RB,
      Anticipation Certificates -
      J.D. Archbold Project (A) (B) (C)
      1.050%, 11/01/17                                   $ 100             $   100
-----------------------------------------------------------------------------------
   TOTAL GEORGIA                                                            13,390
-----------------------------------------------------------------------------------
   ILLINOIS - 6.8%
   Central Lake RB, Merlots - Ser B18, AMBAC (A) (B)
      1.140%, 05/01/20                                     900                 900
   Cook County GO, Merlots - Ser B11, AMBAC (A) (B)
      1.140%, 11/15/25                                     500                 500
   East Peoria, Multi-Family Housing RB (A) (B) (C)
      1.200%, 06/01/08                                     405                 405
   Illinois State, Development Finance Authority RB,
      Goodman Theater Project (A) (B) (C)
      1.100%, 12/01/33                                   1,750               1,750
   Illinois State, Development Finance Authority RB,
      WBEZ Alliance Incorporated Project (A) (B) (C)
      1.050%, 03/01/29                                   1,800               1,800
   Illinois State, Development Finance Authority RB,
      YMCA Chicago Project (A) (B) (C)
      1.120%, 06/01/29                                   2,400               2,400
   Illinois State, Educational Facilities RB,
      Field Museum of Natural History (A) (B) (C)
      1.050%, 11/01/32                                   1,500               1,500
   Kane Cook & Du Page Counties TAW
      2.250%, 11/28/03                                   1,000               1,000
   Oakbrook Terrace, Industrial Development Authority RB,
      Oakbrook Terrace Atrium Project (A) (B) (C)
      1.050%, 12/01/25                                   2,000               2,000
   Orland Park, Industrial Development Authority RB,
      Ser A (A) (B) (C)
      1.350%, 12/28/04                                     825                 825
-----------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                           13,080
-----------------------------------------------------------------------------------
   INDIANA - 5.8%
   Avon, Community School Warrants
      1.950%, 12/31/03                                   1,000               1,001
   Hamilton Southeastern Schools, BAN
      1.250%, 04/01/04                                   1,000               1,000
   Indiana State, Development Finance Authority RB,
      Cathedral High School Project (A) (B) (C)
      1.200%, 09/01/26                                   1,000               1,000
   Indiana State, Educational Facilities Authority RB,
      Evansville University Project, Ser B (A) (B) (C)
      1.200%, 12/01/29                                   2,000               2,000
   Indiana State,
      Health Facilities Financing Authority RB,
      Capital Access Project (A) (B) (C)
      1.050%, 04/01/13                                   1,500               1,500



42 | OCTOBER 31, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   Knox Community, School Corporate Industry, TAW
      1.750%, 12/31/03                                  $1,000            $  1,000
   Merrillville School District Authority, TAW
      1.250%, 12/31/03                                   1,000               1,000
   Spencer Owen Independent Community Schools GO (A) (B)
      1.500%, 12/31/03                                   1,650               1,651
   Tippecanoe, TAN
      2.000%, 12/30/03                                   1,100               1,101
-----------------------------------------------------------------------------------
   TOTAL INDIANA                                                            11,253
-----------------------------------------------------------------------------------
   IOWA - 3.6%
   Iowa State, Finance Authority RB,
      Drake University Project (A) (B) (C)
      1.200%, 07/01/31                                     600                 600
   Iowa State, Higher Education Loan Authority RB,
      Private College Facilities,
      Loras Project (A) (B) (C)
      1.150%, 11/01/30                                   2,400               2,400
   Iowa State, Higher Education Loan Authority RB,
      Private College, Des Moines Project (A) (B) (C)
      1.200%, 10/01/33                                   1,200               1,200
   Iowa State, Higher Education Loan Authority RB,
      Private College, St. Ambrose Project (A) (B) (C)
      1.150%, 04/01/33                                   2,700               2,700
-----------------------------------------------------------------------------------
   TOTAL IOWA                                                                6,900
-----------------------------------------------------------------------------------
   KANSAS - 2.1%
   Kansas Finance Authority RB, Kansas Department
      Administration, Ser J1 (A) (B)
      1.150%, 12/01/18                                   1,800               1,800
   Prairie Village RB, Corinth Place Apartments (A) (B)
      1.050%, 11/01/30                                   2,350               2,350
-----------------------------------------------------------------------------------
   TOTAL KANSAS                                                              4,150
-----------------------------------------------------------------------------------
   KENTUCKY - 2.9%
   Kentucky State,
      Rural Water Financial Corporation RB (A) (B)
      2.250%, 11/01/03                                   1,000               1,000
   Kentucky State, TRAN
      2.000%, 06/30/04                                   2,500               2,518
   Lexington-Fayette Urban County,
      Government Industrial Building Authority RB,
      American Horse Shows Association
      Project (A) (B) (C)
      1.200%, 12/01/18                                   2,025               2,025
-----------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                            5,543
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 43

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   LOUISIANA - 1.6%
   East Baton Rouge RB, Parish Pollution Control
      Authority, Rhone-Poulenc Project (A) (B) (C)
      1.200%, 06/01/11                                   $ 800            $    800
      1.200%, 12/01/11                                   1,230               1,230
   Louisiana State,
      Public Facilities Authority Hospital RB,
      St. Francis Medical Center Project, FSA (A) (B)
      5.300%, 07/01/09                                   1,000               1,048
-----------------------------------------------------------------------------------
   TOTAL LOUISIANA                                                           3,078
-----------------------------------------------------------------------------------
   MASSACHUSETTS - 2.3%
   Massachusetts State, Development Finance Agency RB,
      Marino Foundation Project (A) (B) (C)
      1.050%, 07/01/21                                   2,100               2,100
   Massachusetts State,
      Health and Educational Facilities Authority
      RB, Falmouth Assisted Living, Ser A (A) (B) (C)
      1.030%, 11/01/26                                   2,300               2,300
-----------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                       4,400
-----------------------------------------------------------------------------------
   MICHIGAN - 5.4%
   Farmington Hills Michigan Hospital Finance
      Authority RB,
      Botsford General Hospital, Ser B, MBIA (A) (B)
      1.200%, 02/15/16                                   1,650               1,650
   Jackson County, Economic Development Authority RB,
      Thrifty Leoni Project (A) (B) (C)
      1.060%, 12/01/14                                   1,000               1,000
   Michigan State, Job Development Authority RB,
      East Lansing Residential Project (A) (B) (C)
      0.950%, 12/01/14                                     900                 900
   Michigan State, Strategic Fund RB,
      Van Andel Research Institution Project (A) (B) (C)
      1.050%, 11/01/27                                   3,400               3,400
   Northern University RB, FGIC (A) (B)
      1.150%, 06/01/31                                   1,600               1,600
   Pinckney Community Schools,
      State Aid Anticipation Notes
      1.500%, 08/20/04                                   2,000               2,005
-----------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                           10,555
-----------------------------------------------------------------------------------



44 | OCTOBER 31, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   MINNESOTA - 2.8%
   Mankato, Revenue Authority RB,
      Bethany Lutheran College Project,
      Ser B, (A) (B) (C)
      1.200%, 11/01/15                                  $1,740            $  1,740
   Minneapolis & St. Paul, Housing & Redevelopment
      Authority
      RB, Childrens Healthcare System Project,
      Ser B, FSA (A) (B)
      1.150%, 08/15/25                                   2,800               2,800
   Minnesota State,
      Higher Education Facilities Authority RB,
      St. Olaf College Project (A) (B) (C)
      1.150%, 10/01/20                                     800                 800
-----------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                           5,340
-----------------------------------------------------------------------------------
   MISSOURI - 5.0%
   Clayton, Industrial Development Authority RB,
      Bailey Court Project (A) (B) (C)
      1.200%, 01/01/09                                     500                 500
   Kansas City, Industrial Development Authority RB,
      Bethesda Living Center Project, Ser A (A) (B) (C)
      1.100%, 08/01/31                                   2,200               2,200
   Kansas City, Industrial Development Authority RB,
      Ewing Marion Kaufman (A) (B)
      1.150%, 04/01/27                                   3,100               3,100
   Missouri State,
      Health & Educational Facilities Authority RB,
      Saint Louis University Project, Ser B (A) (B)
      1.200%, 10/01/24                                     600                 600
   Missouri State, Health & Educational Facilities RN
      1.150%, 10/29/04                                     945                 945
   Missouri State, State Office Buildings RB,
      Ser B (A) (B)
      4.000%, 12/01/03                                   1,500               1,503
   Saint Louis, Industrial Development Authority RB,
      Schnuck Markets Kirkwood Project (A) (B) (C)
      1.100%, 12/01/15                                     900                 900
-----------------------------------------------------------------------------------
   TOTAL MISSOURI                                                            9,748
-----------------------------------------------------------------------------------
   MONTANA - 0.8%
   Montana State, Board Investment RB, Municipal Finance
      Consolidated-Intercapitalization Project (A) (B)
      1.350%, 03/01/25                                   1,500               1,500
-----------------------------------------------------------------------------------
   TOTAL MONTANA                                                             1,500
-----------------------------------------------------------------------------------
   NEW HAMPSHIRE - 0.5%
   Coos County, TAN
      1.625%, 12/31/03                                   1,000               1,000
-----------------------------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                                       1,000
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 45

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   NEW YORK - 3.0%
   New York City, Municipal Water Finance RB,
      Ser C-1 (A) (B)
      1.160%, 06/15/18                                  $4,600             $ 4,600
   New York City, Municipal Water Finance RB,
      Ser F-1 (A) (B)
      1.160%, 06/15/33                                   1,300               1,300

-----------------------------------------------------------------------------------
   TOTAL NEW YORK                                                            5,900
-----------------------------------------------------------------------------------
   NORTH CAROLINA - 0.6%
   North Carolina Medical Care Community RB,
      Carolina Meadows Income Project (A) (B) (C)
      1.150%, 06/01/28                                   1,200               1,200

-----------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                                      1,200
-----------------------------------------------------------------------------------
   OHIO - 4.4%
   American Municipal Power BAN
      1.900%, 11/06/03                                     400                 400
      1.600%, 12/04/03                                     670                 670
      1.300%, 08/05/04                                     750                 750
   American Municipal Power BAN, Hubbard Project
      1.450%, 12/19/03                                     420                 420
   American Municipal Power BAN, Oberlin Project
      1.600%, 12/11/03                                     650                 651
   American Municipal Power BAN, St. Mary's Project
      1.200%, 10/07/04                                     830                 830
   Brook Park BAN
      1.600%, 01/07/04                                     700                 700
   Clermont County, Economic Development Authority RB,
      John Q. Hammons Project (A) (B) (C)
      1.400%, 05/01/12                                     680                 680
   Ohio State, Higher Education Facilities RB,
      Kenyon College Project (A) (B)
      1.100%, 08/01/33                                     150                 150
   Ohio State, Higher Education Facilities RB,
      Ser A (A) (B) (C)
      1.100%, 09/01/24                                   2,000               2,000
   Toledo Lucas County, Port Facilities Authority RB,
      Toledo Museum of Art Project (A) (B) (C)
      1.040%, 09/01/19                                   1,200               1,200
-----------------------------------------------------------------------------------
   TOTAL OHIO                                                                8,451
-----------------------------------------------------------------------------------
   OKLAHOMA - 1.0%
   Tulsa, Industrial Development Authority RB,
      Tulsa County Housing Fund Project (A) (B)
      1.250%, 10/01/32                                   2,000               2,000
-----------------------------------------------------------------------------------
   TOTAL OKLAHOMA                                                            2,000
-----------------------------------------------------------------------------------





46 | OCTOBER 31, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   OREGON - 1.9%
   Portland Economic Development RB, Broadway Project,
      Ser A, AMBAC (A) (B) (C)
      1.090%, 04/01/35                                  $3,750             $ 3,750
-----------------------------------------------------------------------------------
   TOTAL OREGON                                                              3,750
-----------------------------------------------------------------------------------
   PENNSYLVANIA - 10.6%
   Allegheny County RB, Industrial Development Authority,
      Jewish Home & Hospital Project, Ser B (A) (B) (C)
      1.100%, 10/01/26                                   1,240               1,240
   Delaware County Industrial Development Authority RB,
      British Petroleum Project (A) (B)
      1.120%, 10/01/19                                   1,500               1,500
   Erie County Hospital Authority RB, Ser 820,
      MBIA (A) (B)
      1.110%, 07/01/22                                   3,000               3,000
   Lawrence County Industrial Development Authority RB,
      Villa Maria Project (A) (B) (C)
      1.090%, 07/01/33                                   2,600               2,600
   Montgomery County RB, Kingswood Apartments Project,
      Ser A, FNMA (A) (B)
      1.000%, 08/15/31                                   1,000               1,000
   Pennsylvania State, Economic Development Financing
      Authority RB, Philadelphia Area Project,
      Ser J3 (A) (B) (C)
      1.100%, 11/01/30                                   4,200               4,200
   Pennsylvania State, Higher Education Association
      Independent Colleges RB, Ser I1 (A) (B) (C)
      1.100%, 11/01/31                                   3,000               3,000
   Pennsylvania State, Higher Educational Facility RB,
      CICU Funding Program, Ser B7 (A) (B) (C)
      1.100%, 11/01/23                                   1,300               1,300
   Philadelphia Authority for Industrial
      Development RB (A) (B)
      1.450%, 05/01/17                                     500                 500
   Philadelphia RB, School for the Deaf
      Project (A) (B) (C)
      1.100%, 11/01/32                                   1,000               1,000
   Philadelphia, Hospital & Higher Education Facilities
      Authority RB, Temple East Project,
      Ser B (A) (B) (C)
      1.100%, 06/01/14                                     300                 300
   Temple University, Commonwealth of Higher Education RN
      1.200%, 05/04/04                                   1,000               1,000
-----------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                       20,640
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 47

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                         FACE               VALUE
DESCRIPTION                                           AMT. (000)            (000)
-----------------------------------------------------------------------------------
   TENNESSEE - 1.3%
   Chattanooga, Health Education and Facilities Board RB,
      McCallie School Project (A) (B) (C)
      1.050%, 12/01/23                                  $1,400             $ 1,400
   Wilson County, Industrial Development Board RB,
      Hartmann Luggage Co. Project (A) (B)
      1.220%, 07/01/26                                   1,100               1,100
-----------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                           2,500
-----------------------------------------------------------------------------------
   TEXAS - 2.1%
   Texas State, TRAN
      2.000%, 08/31/04                                   4,000               4,028
-----------------------------------------------------------------------------------
   TOTAL TEXAS                                                               4,028
-----------------------------------------------------------------------------------
   VERMONT - 0.8%
   Vermont State, Educational & Health Buildings Financing
      Authority RB, Capital Asset Financing Program,
      Ser 1 (A) (B) (C)
      1.150%, 06/01/22                                   1,500               1,500
-----------------------------------------------------------------------------------
   TOTAL VERMONT                                                             1,500
-----------------------------------------------------------------------------------
   WASHINGTON - 4.3%
   Seattle, Low Income Housing Authority RB,
      Foss Home Project (A) (B) (C)
      1.050%, 12/01/24                                     345                 345
   Washington State, GO, Ser A11, MBIA (A) (B)
      1.140%, 06/01/17                                   1,400               1,400
   Washington State, Housing Finance Commission
      Non-Profit RB, Pioneer Human Services Project,
      Ser A (A) (B) (C)
      1.150%, 08/01/19                                   1,250               1,250
   Washington State, Housing Finance Commission
      Non-Profit RB, Rockwood Retirement
      Community (A) (B) (C)
      1.150%, 01/01/34                                   1,000               1,000
   Washington State, Housing Finance
      Commission Non-Profit RB, Rockwood Retirement
      Community, Ser A (A) (B) (C)
      1.150%, 01/01/30                                   3,600               3,600
   Washington State, Housing Finance Commission
      Non-Profit RB, Tacoma Art Museum
      Project (A) (B) (C)
      1.200%, 06/01/32                                     100                 100
   Washington State, Housing Finance Commission
      Non-Profit RB, Vincent DePaul Project,
      Ser A, (A) (B) (C)
      1.050%, 02/01/30                                     500                 500
   Washington State, Housing Finance Commission
      Non-Profit RB, YMCA Columbia/Willamette
      Project (A) (B) (C)
      1.150%, 08/01/24                                     100                 100
-----------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                          8,295
-----------------------------------------------------------------------------------





48 | OCTOBER 31, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                          FACE              VALUE
DESCRIPTION                                            AMT. (000)           (000)
-----------------------------------------------------------------------------------
   WEST VIRGINIA - 0.6%
   Putnam County, Industrial Development RB,
      FMC Corporation Project (A) (B) (C)
      1.000%, 10/01/11                                  $1,200             $ 1,200
-----------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                       1,200
-----------------------------------------------------------------------------------
   WISCONSIN - 6.0%
   Chippewa Falls BAN
      2.000%, 11/01/03                                   1,075               1,075
   Milwaukee RB, Montessori Society School
      Project (A) (B) (C)
      1.250%, 07/01/21                                     100                 100
   West Salem School District, TRAN
      1.750%, 09/01/04                                   1,400               1,407
   Wisconsin State, Health & Educational Facilities
      Authority RB, Alverno College Project (A) (B) (C)
      1.200%, 11/01/17                                     100                 100
   Wisconsin State, Health & Educational Facilities
      Authority RB, Gundersen Lutheran Project,
      Ser A, FSA (A) (B)
      1.150%, 12/01/15                                   5,300               5,300
   Wisconsin State, Health & Educational Facilities
      Authority RB, Mercy Health Systems Project,
      Ser C (A) (B) (C)
      1.100%, 08/15/23                                   2,600               2,600
   Wisconsin State, Health & Educational Facilities
      Authority RB, Oakwood Village East Lutheran
      Homes Project,
      Ser B (A) (B) (C)
      1.100%, 08/15/30                                   1,000               1,000
-----------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                          11,582
-----------------------------------------------------------------------------------
   WYOMING - 0.5%
   Campbell County, TAN
      1.500%, 12/22/03                                   1,000               1,000
-----------------------------------------------------------------------------------
   TOTAL WYOMING                                                             1,000
-----------------------------------------------------------------------------------
   MULTI-STATE - 0.5%
   Greystone, Municipal Lease Certificate Trust
      Authority COP, Ser A (A) (B) (C)
      1.220%, 07/01/05                                     460                 460
   Greystone, Tax Exempt Certificate Trust Authority RB,
      Senior Certificate of Beneficial Ownership
      Project (A) (B) (C)
      1.220%, 05/01/28                                     505                 505
-----------------------------------------------------------------------------------
   TOTAL MULTI-STATE                                                           965
-----------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $193,526)                                                      193,526
-----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.8%
      (COST $193,526)                                                      193,526
-----------------------------------------------------------------------------------



                                                           OCTOBER 31, 2003 | 49

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS

                                                          FACE                VALUE
DESCRIPTION                                            AMT. (000)             (000)
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%
Investment Advisory Fees Payable                                           $   (20)
Administrator Fees Payable                                                     (24)
Custodian Fees Payable                                                          (3)
Distribution Fees Payable                                                      (26)
Other Assets and Liabilities, Net                                              462
-----------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                            389
-----------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 84,122,634 outstanding shares of
   beneficial interest                                                      84,122
Portfolio Capital of Investment Service Shares
   (unlimited authorization -- no par value)
   based on 87,069,195 outstanding shares of
   beneficial interest                                                      87,070
Portfolio Capital of Sweep Class Shares
   (unlimited authorization -- no par value)
   based on 22,736,594 outstanding shares of
   beneficial interest                                                      22,736
Accumulated net realized loss on investments                                   (13)
-----------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                              $193,915
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($84,116,108 / 84,122,634 SHARES)                                         $1.00
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES
   ($87,062,230 / 87,069,195 SHARES)                                         $1.00
-----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES
   ($22,736,234 / 22,736,594 SHARES)                                         $1.00
-----------------------------------------------------------------------------------




50 | OCTOBER 31, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS



--------------------------------------------------------------------------------
(A) Floating rate security.

(B) Put & Demand Feature -- the date reported is the final maturity date, not the next reset or put date.

(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

AMBAC -- American Municipal Bond Assurance Company

BAN -- Bond Anticipation Notes

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Corporation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assurance

MBIA -- Municipal Bond Insurance Association

RN -- Revenue Notes

GO -- General Obligation

RB  -- Revenue Bond

Ser -- Series

TAN -- Tax Anticipation Notes

TAW -- Tax Anticipation Warrants

TRAN -- Tax & Revenue Anticipation Notes

VHA -- Veteran's Hospital Association


The accompanying notes are an integral part of the financial statements.




                                                           OCTOBER 31, 2003 | 51

STATEMENTS OF OPERATIONS (000)
For the year ended October 31, 2003


                                                EXPEDITION         EXPEDITION
                                                  EQUITY          EQUITY INCOME
                                                   FUND               FUND
                                                ----------        -------------
INVESTMENT INCOME:
   Dividends                                     $ 2,859               $ 255
   Interest                                           26                   5
                                                 -------              ------
   Total investment income                         2,885                 260
                                                 -------              ------
EXPENSES:
   Investment advisory fees                        1,283                 100
   Administrator fees                                342                  75
   Custodian fees                                     34                   3
   Distribution fees --
     Investment Shares - Class A                      19                   1
     Investment Shares - Class B                     136                   7
   Transfer agent fees                               283                  97
   Professional fees                                  29                  17
   Printing fees                                      15                   1
   Registration fees                                  15                   1
   Trustees' fees                                      5                  --
   Other fees                                         14                   2
                                                 -------              ------
   Total expenses                                  2,175                 304
                                                 -------              ------
   Less:
   Waiver of investment advisory fees                 --                (100)
   Reimbursement of investment
     advisory fees                                    --                 (30)
                                                 -------              ------
   Net expenses                                    2,175                 174
                                                 -------              ------
   NET INVESTMENT INCOME                             710                  86
                                                 -------              ------
   Net realized loss on investments              (22,249)             (2,349)
   Net change in unrealized appreciation
     of investments                               53,720               4,184
                                                 -------              ------
   NET REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS                          31,471               1,835
                                                 -------              ------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                   $32,181              $1,921
                                                 =======              ======

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



52 | OCTOBER 31, 2003

STATEMENTS OF OPERATIONS (000)
For the year ended October 31, 2003

                                              EXPEDITION         EXPEDITION
                                              INVESTMENT     TAX-FREE INVESTMENT
                                              GRADE BOND         GRADE BOND
                                                 FUND               FUND
                                              ----------      ------------------
INVESTMENT INCOME:
   Interest                                     $6,259              $3,276
                                                ------              ------
   Total investment income                       6,259               3,276
                                                ------              ------
EXPENSES:
   Investment advisory fees                        599                 378
   Administrator fees                              240                 151
   Custodian fees                                   24                  15
   Distribution fees --
     Investment Shares - Class A                    14                   1
     Investment Shares - Class B                    21                   3
   Transfer agent fees                             144                  89
   Professional fees                                26                  22
   Printing fees                                    12                   8
   Registration fees                                12                   7
   Trustees' fees                                    3                   2
   Other fees                                       11                  14
                                                ------              ------
   Total expenses                                1,106                 690
                                                ------              ------
   Less:
   Waiver of investment advisory fees             (112)                (82)
                                                ------              ------
   Net expenses                                    994                 608
                                                ------              ------
   NET INVESTMENT INCOME                         5,265               2,668
                                                ------              ------
   Net realized gain on investments                776               1,425
   Net change in unrealized depreciation
     of investments                             (1,476)               (711)
                                                ------              ------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                   (700)                714
                                                ------              ------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                  $4,565              $3,382
                                                ======              ======



The accompanying notes are an integral part of the financial statements.


                                                           OCTOBER 31, 2003 | 53

STATEMENTS OF OPERATIONS (000)
For the year ended October 31, 2003

                                                                   EXPEDITION
                                                EXPEDITION          TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                   FUND               FUND
                                               ------------       ------------
INVESTMENT INCOME:
   Interest                                      $ 8,152              $2,528
                                                 -------              ------
   Total investment income                         8,152               2,528
                                                 -------              ------
EXPENSES:
   Investment advisory fees                        2,483                 830
   Administrator fees                                931                 311
   Shareholder Servicing Fees --
     Investment Service Shares                       828                 240
     Sweep Class Shares                              184                  76
   Custodian fees                                    124                  41
   Transfer agent fees                               383                 104
   Registration fees                                  70                  21
   Professional fees                                  68                  33
   Printing fees                                      65                  23
   Trustees' fees                                     17                   6
   Amortization of organization costs                 --                   1
   Other fees                                         14                   7
                                                 -------              ------
   Total expenses                                  5,167               1,693
                                                 -------              ------
   Less:
   Waiver of investment advisory fees             (1,362)               (486)
                                                 -------              ------
   Net expenses                                    3,805               1,207
                                                 -------              ------
   NET INVESTMENT INCOME                           4,347               1,321
                                                 -------              ------
   Net realized gain (loss) on investments            24                  (3)
                                                 -------              ------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                   $ 4,371              $1,318
                                                 =======              ======

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


54 | OCTOBER 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the years ended October 31,



                                                   EXPEDITION             EXPEDITION
                                                     EQUITY              EQUITY INCOME
                                                      FUND                   FUND
                                              -------------------      -----------------
                                                2003        2002        2003       2002
                                              --------  ---------      -------   -------
OPERATIONS:
Investment income                             $    710   $    220      $    86   $    99
Net realized loss on investments               (22,249)   (35,629)      (2,349)   (6,195)
Net change in unrealized appreciation
   (depreciation) of investments                53,720    (22,715)       4,184     1,648
                                              --------  ---------      -------   -------
Net increase (decrease) in net assets
   resulting from operations                    32,181    (58,124)       1,921    (4,448)
                                              --------  ---------      -------   -------
DIVIDENDS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                           (775)        --         (106)     (100)
   Investment Shares - Class A                     (10)        --           (2)       (1)
   Investment Shares - Class B                      --         --           --        --
Tax return of capital:
   Institutional Shares                             --         --           (4)       --
   Investment Shares - Class A                      --         --           --        --
   Investment Shares - Class B                      --         --           --        --
                                              --------  ---------      -------   -------
   Total dividends                                (785)        --         (112)     (101)
                                              --------  ---------      -------   -------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                          11,892     27,244           39       837
   Shares issued in lieu of cash distributions     397         --           --         --
   Payments for redemptions                    (56,560)   (91,883)      (3,157)   (3,183)
                                              --------  ---------      -------   -------
Decrease in net assets from
   Institutional Shares transactions           (44,271)   (64,639)      (3,118)   (2,346)
                                              --------  ---------      -------   -------
Investment Shares - Class A:
   Proceeds from sales                           1,872      2,186           26       185
   Shares issued in lieu of cash distributions       9         --            1         1
   Payments for redemptions                     (1,610)    (3,917)        (100)     (170)
                                              --------  ---------      -------   -------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions        271     (1,731)         (73)       16
                                              --------  ---------      -------   -------
Investment Shares - Class B:
   Proceeds from sales                           1,577      3,115           80       399
   Shares issued in lieu of cash distributions      --         --           --        --
   Payments for redemptions                     (2,176)    (3,773)        (164)     (285)
                                              --------  ---------      -------   -------
Increase (decrease) in net assets from
   Investment Shares - Class B transactions       (599)      (658)         (84)      114
                                              --------  ---------      -------   -------
Total decrease in net assets from
   capital share transactions                  (44,599)   (67,028)      (3,275)   (2,216)
                                              --------  ---------      -------   -------
   Total decrease in net assets                (13,203)  (125,152)      (1,466)   (6,765)
                                              --------  ---------      -------   -------
NET ASSETS AT BEGINNING OF YEAR                193,279    318,431       14,880    21,645
                                              --------  ---------      -------   -------
NET ASSETS AT END OF YEAR                     $180,076  $ 193,279      $13,414   $14,880
                                              ========  =========      =======   =======

(1) See note 5 in the notes to financial statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.


                                                           OCTOBER 31, 2003 | 55

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                                          EXPEDITION
                                                   EXPEDITION              TAX-FREE
                                                INVESTMENT GRADE       INVESTMENT GRADE
                                                    BOND FUND              BOND FUND
                                              -------------------      -----------------
                                                2003        2002        2003       2002
                                              --------   --------      -------  --------
OPERATIONS:
Investment income                             $  5,265   $  6,122      $ 2,668   $ 3,068
Net realized gain on investments                   776      1,462        1,425     1,276
Net change in unrealized appreciation
   (depreciation) of investments                (1,476)       151         (711)     (590)
                                              --------   --------      -------  --------
Net increase in net assets resulting
   from operations                               4,565      7,735        3,382     3,754
                                              --------   --------      -------  --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                         (5,021)    (5,843)      (2,652)   (3,033)
   Investment Shares - Class A                    (231)      (250)         (15)      (31)
   Investment Shares - Class B                     (73)       (54)          (6)       (6)
Realized capital gains:
   Institutional Shares                             --         --       (1,267)     (335)
   Investment Shares - Class A                      --         --          (14)       (3)
   Investment Shares - Class B                      --         --           (4)       (1)
                                              --------   --------      -------  --------
   Total dividends and distributions            (5,325)    (6,147)      (3,958)   (3,409)
                                              --------   --------      -------  --------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                          27,319     24,890       10,476     6,231
   Shares issued in lieu of cash distributions   2,852      3,393          989       327
   Payments for redemptions                    (33,137)   (38,707)     (14,752)  (18,293)
                                              --------   --------      -------  --------
Decrease in net assets from
   Institutional Shares transactions            (2,966)   (10,424)      (3,287)  (11,735)
                                              --------   --------      -------  --------
Investment Shares - Class A:
   Proceeds from sales                             489        459          182         2
   Shares issued in lieu of cash distributions     179       189           28        33
   Payments for redemptions                       (525)      (698)        (723)      (86)
                                              --------   --------      -------  --------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions        143        (50)        (513)      (51)
                                              --------   --------      -------  --------
Investment Shares - Class B:
   Proceeds from sales                             669      1,224           41        63
   Shares issued in lieu of cash distributions      67         47            7         5
   Payments for redemptions                       (510)      (454)         (51)      (27)
                                              --------   --------      -------  --------
Increase (decrease) in net assets from
   Investment Shares - Class B transactions        226        817           (3)       41
                                              --------   --------      -------  --------
Total decrease in net assets from
   capital share transactions                   (2,597)    (9,657)      (3,803)  (11,745)
                                              --------   --------      -------  --------
   Total decrease in net assets                 (3,357)    (8,069)      (4,379)  (11,400)
                                              --------   --------      -------  --------
NET ASSETS AT BEGINNING OF YEAR                117,531    125,600       76,115    87,515
                                              --------   --------      -------  --------
NET ASSETS AT END OF YEAR                     $114,174   $117,531      $71,736  $ 76,115
                                              ========   ========      =======  ========

(1) See note 5 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


56 | OCTOBER 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the years ended October 31,


                                                                         EXPEDITION
                                                   EXPEDITION             TAX-FREE
                                                  MONEY MARKET          MONEY MARKET
                                                      FUND                  FUND
                                              -------------------  -------------------
                                                2003       2002      2003       2002
                                              --------   --------  --------   --------
OPERATIONS:
Investment income                              $ 4,347  $   7,835   $ 1,321 $    1,748
Net realized gain (loss) on investments             24        (21)       (3)        (3)
                                              --------   --------  --------   --------
Net increase in net assets resulting
   from operations                               4,371      7,814     1,318      1,745
                                              --------   --------  --------   --------
DIVIDENDS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                         (2,064)    (2,741)     (727)      (829)
   Investment Service Shares                    (2,081)    (4,494)     (512)      (881)
   Sweep Class Shares                             (249)      (601)      (81)       (38)
                                              --------   --------  --------   --------
Total dividends                                 (4,394)    (7,836)   (1,320)    (1,748)
                                              --------   --------  --------   --------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                         831,364    781,592   395,054    203,523
   Shares issued in lieu of cash distributions      90        149        --         --
   Payments for redemptions                   (818,571)  (691,209) (408,728)  (141,669)
                                              --------   --------  --------   --------
Increase (decrease) in net assets from
   Institutional Shares transactions            12,883     90,532   (13,674)    61,854
                                              --------   --------  --------   --------
Investment Service Shares:
   Proceeds from sales                         646,623    721,789   231,192    166,273
   Shares issued in lieu of cash distributions     214        398         4         12
   Payments for redemptions                   (689,955)  (743,113) (220,987)  (202,949)
                                              --------   --------  --------   --------
Increase (decrease) in net assets from
   Investment Service Shares transactions      (43,118)   (20,926)   10,209    (36,664)
                                              --------   --------  --------   --------
Sweep Class Shares:
   Proceeds from sales                         153,774    154,371    62,132     17,731
   Shares issued in lieu of cash distributions     233        575        19         33
   Payments for redemptions                   (150,961)  (157,019)  (47,843)   (13,404)
                                              --------   --------  --------   --------
Increase (decrease) in net assets from
   Sweep Class Shares transactions               3,046     (2,073)   14,308      4,360
                                              --------   --------  --------   --------
Total increase (decrease) in net assets from
   capital share transactions                  (27,189)    67,533    10,843     29,550
                                              --------   --------  --------   --------
   Total increase (decrease) in net assets     (27,212)    67,511    10,841     29,547
                                              --------   --------  --------   --------
NET ASSETS AT BEGINNING OF YEAR                645,769    578,258   183,074    153,527
                                              --------   --------  --------   --------
NET ASSETS AT END OF YEAR                     $618,557   $645,769  $193,915   $183,074
                                              ========   ========  ========   ========
                                              --------   --------  --------   --------

(1) See note 5 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



                                                           OCTOBER 31, 2003 | 57

FINANCIAL HIGHLIGHTS


For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------
                           NET         NET       REALIZED AND                DIVIDENDS                         TOTAL     NET ASSET
                       ASSET VALUE, INVESTMENT     UNREALIZED      TOTAL     FROM NET    DISTRIBUTIONS       DIVIDENDS     VALUE,
                        BEGINNING    INCOME   GAINS OR (LOSSES)    FROM     INVESTMENT       FROM               AND        END OF
                        OF PERIOD    (LOSS)     ON INVESTMENTS  OPERATIONS    INCOME     CAPITAL GAINS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                     $ 6.14   $ 0.04           $ 1.24       $ 1.28     $(0.03)         $   --            $(0.03)     $ 7.39
  2002                       7.99     0.01            (1.86)       (1.85)        --              --                --        6.14
  2001                      14.25    (0.01)           (4.44)       (4.45)        --           (1.81)            (1.81)       7.99
  2000                      13.09    (0.02)            2.67         2.65         --           (1.49)            (1.49)      14.25
  1999                      10.55       --             3.13         3.13         --           (0.59)            (0.59)      13.09
  Investment Shares - Class A
  2003                     $ 6.08   $ 0.02           $ 1.24       $ 1.26     $(0.01)         $   --            $(0.01)     $ 7.33
  2002                       7.93    (0.02)           (1.83)       (1.85)        --              --                --        6.08
  2001                      14.18    (0.03)           (4.41)       (4.44)        --           (1.81)            (1.81)       7.93
  2000                      13.06    (0.03)            2.64         2.61         --           (1.49)            (1.49)      14.18
  1999                      10.58    (0.03)            3.10         3.07         --           (0.59)            (0.59)      13.06
  Investment Shares - Class B
  2003                     $ 5.87   $(0.04)          $ 1.20       $ 1.16     $   --          $   --            $   --      $ 7.03
  2002                       7.72    (0.07)           (1.78)       (1.85)        --              --                --        5.87
  2001                      13.95    (0.09)           (4.33)       (4.42)        --           (1.81)            (1.81)       7.72
  2000                      12.96    (0.08)            2.56         2.48         --           (1.49)            (1.49)      13.95
  1999(1)                   10.82    (0.04)            2.77         2.73         --           (0.59)            (0.59)      12.96

------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                     $ 5.78   $ 0.05           $ 0.87       $ 0.92     $(0.05)++       $   --            $(0.05)++   $ 6.65
  2002                       7.42     0.04            (1.64)       (1.60)     (0.04)             --             (0.04)       5.78
  2001                      10.77     0.05            (2.82)       (2.77)     (0.05)          (0.53)            (0.58)       7.42
  2000(2)                   10.00     0.07             0.76         0.83      (0.06)             --             (0.06)      10.77
  Investment Shares - Class A
  2003                     $ 5.77   $ 0.04           $ 0.87       $ 0.91     $(0.04)++       $   --            $(0.04)++   $ 6.64
  2002                       7.41     0.02            (1.64)       (1.62)     (0.02)             --             (0.02)       5.77
  2001                      10.76     0.04            (2.83)       (2.79)     (0.03)          (0.53)            (0.56)       7.41
  2000(3)                    9.78     0.04             1.00         1.04      (0.06)             --             (0.06)      10.76
  Investment Shares - Class B
  2003                     $ 5.73   $(0.02)          $ 0.87       $ 0.85$        --*++       $   --            $   --*++   $ 6.58
  2002                       7.38    (0.03)           (1.62)       (1.65)        --              --                --        5.73
  2001                      10.75    (0.02)           (2.82)       (2.84)        --           (0.53)            (0.53)       7.38
  2000(4)                    9.82     0.01             0.94         0.95      (0.02)             --             (0.02)      10.75



--------------------------------------------------------------------------------------------------------------------
                                                 RATIO OF       RATIO OF NET     RATIO OF EXPENSES
                                   NET ASSETS    EXPENSES        INVESTMENT    TO AVERAGE NET ASSETS
                           TOTAL     END OF     TO AVERAGE   INCOME (LOSS) TO    (EXCLUDING WAIVERS     PORTFOLIO
                          RETURN+ PERIOD (000)  NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS)  TURNOVER RATE
--------------------------------------------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      20.99%    $156,142      1.18%         0.51%                  1.18%            66.18%
  2002                     (23.15)%    173,038      1.16%         0.16%                  1.16%            47.88%
  2001                     (34.99)%    288,992      1.10%        (0.09)%                 1.10%            79.08%
  2000                      22.01%     422,148      1.05%        (0.22)%                 1.05%            64.54%
  1999                      30.87%     363,694      1.05%         0.04%                  1.05%            90.76%
  Investment Shares - Class A
  2003                      20.72%    $  8,910      1.43%         0.24%                  1.43%            66.18%
  2002                     (23.33)%      7,100      1.41%        (0.09)%                 1.41%            47.88%
  2001                     (35.11)%     11,253      1.35%        (0.32)%                 1.35%            79.08%
  2000                      21.73%      10,090      1.30%        (0.49)%                 1.30%            64.54%
  1999                      30.16%       4,688      1.30%        (0.21)%                 1.30%            90.76%
  Investment Shares - Class B
  2003                      19.76%    $ 15,024      2.18%        (0.50)%                 2.18%            66.18%
  2002                     (23.96)%     13,141      2.16%        (0.84)%                 2.16%            47.88%
  2001                     (35.61)%     18,186      2.10%        (1.08)%                 2.10%            79.08%
  2000                      20.80%      20,358      2.05%        (1.24)%                 2.05%            64.54%
  1999(1)                   26.31%       7,706      2.05%        (0.95)%                 2.05%            90.76%

--------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      16.12%    $ 12,422      1.25%         0.70%                  2.23%            99.66%
  2002                     (21.66)%     13,865      1.25%         0.56%                  1.72%            93.43%
  2001                     (26.99)%     20,401      1.25%         0.60%                  1.42%            88.73%
  2000(2)                    8.36%      34,420      1.25%         1.00%                  1.25%            73.31%
  Investment Shares - Class A
  2003                      15.84%    $    277      1.50%         0.46%                  2.48%            99.66%
  2002                     (21.87)%        309      1.50%         0.32%                  1.97%            93.43%
  2001                     (27.19)%        408      1.50%         0.32%                  1.67%            88.73%
  2000(3)                   10.60%         286      1.50%         0.84%                  1.50%            73.31%
  Investment Shares - Class B
  2003                      14.85%    $    715      2.25%        (0.29)%                 3.23%            99.66%
  2002                     (22.36)%        706      2.25%        (0.43)%                 2.72%            93.43%
  2001                     (27.66)%        836      2.25%        (0.45)%                 2.42%            88.73%
  2000(4)                    9.71%         427      2.25%        (0.15)%                 2.25%            73.31%

*   Amount represents less than $0.01.
+   Returns are for the period indicated and have not been annualized.
++  Includes Return of Capital of $0.0003.
(1) Commenced operations on November 16, 1998. All ratios for the period have been annualized.
(2) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(3) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(4) Commenced operations on March 15, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



58 & 59 | OCTOBER 31, 2003

FINANCIAL HIGHLIGHTS


For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------
                           NET                   REALIZED AND                DIVIDENDS                         TOTAL     NET ASSET
                      ASSET VALUE,     NET        UNREALIZED       TOTAL     FROM NET    DISTRIBUTIONS       DIVIDENDS     VALUE,
                        BEGINNING  INVESTMENT GAINS OR (LOSSES)    FROM     INVESTMENT       FROM               AND        END OF
                        OF PERIOD    INCOME     ON INVESTMENTS  OPERATIONS    INCOME     CAPITAL GAINS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                     $10.77    $0.49           $(0.07)      $ 0.42      $(0.49)      $   --             $(0.49)     $10.70
  2002                      10.60     0.53             0.17         0.70       (0.53)          --              (0.53)      10.77
  2001                       9.72     0.53             0.88         1.41       (0.53)          --              (0.53)      10.60
  2000                       9.65     0.53             0.07         0.60       (0.53)          --              (0.53)       9.72
  1999                      10.15     0.49            (0.50)       (0.01)      (0.49)          --              (0.49)       9.65
  Investment Shares - Class A
  2003                     $10.76    $0.46           $(0.07)      $ 0.39      $(0.46)      $   --             $(0.46)     $10.69
  2002                      10.59     0.50             0.17         0.67       (0.50)          --              (0.50)      10.76
  2001                       9.71     0.50             0.88         1.38       (0.50)          --              (0.50)      10.59
  2000                       9.64     0.51             0.07         0.58       (0.51)          --              (0.51)       9.71
  1999                      10.15     0.47            (0.51)       (0.04)      (0.47)          --              (0.47)       9.64
  Investment Shares - Class B
  2003                     $10.78    $0.38           $(0.07)      $ 0.31      $(0.38)      $   --             $(0.38)     $10.71
  2002                      10.61     0.42             0.17         0.59       (0.42)          --              (0.42)      10.78
  2001                       9.72     0.43             0.89         1.32       (0.43)          --              (0.43)      10.61
  2000                       9.64     0.44             0.08         0.52       (0.44)          --              (0.44)       9.72
  1999(1)                   10.06     0.38            (0.17)        0.21       (0.63)          --              (0.63)       9.64

------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                     $11.00    $0.39            $0.10       $ 0.49      $(0.39)      $(0.19)            $(0.58)     $10.91
  2002(2)                   10.89     0.43             0.15         0.58       (0.43)       (0.04)             (0.47)      11.00
  2001                      10.37     0.44             0.52         0.96       (0.44)          --              (0.44)      10.89
  2000(3)                   10.00     0.31             0.37         0.68       (0.31)          --              (0.31)      10.37
  Investment Shares - Class A
  2003                     $10.99    $0.36            $0.11       $ 0.47      $(0.36)      $(0.19)            $(0.55)     $10.91
  2002(2)                   10.88     0.40             0.15         0.55       (0.40)       (0.04)             (0.44)      10.99
  2001                      10.36     0.42             0.52         0.94       (0.42)          --              (0.42)      10.88
  2000(4)                   10.05     0.28             0.31         0.59       (0.28)          --              (0.28)      10.36
  Investment Shares - Class B
  2003                     $10.99    $0.28            $0.11       $ 0.39      $(0.28)      $(0.19)            $(0.47)     $10.91
  2002(2)                   10.89     0.32             0.14         0.46       (0.32)       (0.04)             (0.36)      10.99
  2001                      10.37     0.34             0.52         0.86       (0.34)          --              (0.34)      10.89
  2000(5)                   10.18     0.13             0.19         0.32       (0.13)          --              (0.13)      10.37


------------------------------------------------------------------------------------------------------------------
                                               RATIO OF       RATIO OF NET     RATIO OF EXPENSES
                                 NET ASSETS    EXPENSES        INVESTMENT    TO AVERAGE NET ASSETS
                         TOTAL     END OF     TO AVERAGE       INCOME TO       (EXCLUDING WAIVERS     PORTFOLIO
                        RETURN+ PERIOD (000)  NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS)  TURNOVER RATE
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      3.89%   $106,643        0.80%           4.42%               0.89%             27.97%
  2002                      6.88%    110,312        0.80%           5.06%               0.90%             13.80%
  2001                     15.00%    119,279        0.77%           5.35%               0.86%             29.53%
  2000                      6.49%    136,354        0.75%           5.61%               0.89%             77.09%
  1999                     (0.06)%    98,889        0.90%           5.00%               1.15%             39.57%
  Investment Shares - Class A
  2003                      3.63%   $  5,407        1.05%           4.17%               1.14%             27.97%
  2002                      6.61%      5,305        1.05%           4.81%               1.15%             13.80%
  2001                     14.72%      5,262        1.02%           5.09%               1.11%             29.53%
  2000                      6.22%      5,222        1.00%           5.32%               1.14%             77.09%
  1999                     (0.41)%     7,279        1.15%           4.75%               1.40%             39.57%
  Investment Shares - Class B
  2003                      2.86%   $  2,124        1.80%           3.42%               1.89%             27.97%
  2002                      5.82%      1,914        1.80%           4.03%               1.90%             13.80%
  2001                     13.99%      1,059        1.77%           4.30%               1.86%             29.53%
  2000                      5.54%        204        1.75%           4.58%               1.89%             77.09%
  1999(1)                   2.10%        214        1.90%           4.07%               2.15%             39.57%

------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      4.57%   $ 71,211        0.80%           3.54%               0.91%             38.86%
  2002(2)                   5.50%     75,064        0.80%           3.96%               0.88%             23.39%
  2001                      9.53%     86,461        0.77%           4.22%               0.83%             29.84%
  2000(3)                   6.84%     84,729        0.65%           4.58%               0.75%             42.74%
  Investment Shares - Class A
  2003                      4.40%   $    305        1.05%           3.31%               1.16%             38.86%
  2002(2)                   5.24%        827        1.05%           3.71%               1.13%             23.39%
  2001                      9.26%        872        1.02%           3.96%               1.08%             29.84%
  2000(4)                   5.95%        523        0.90%           4.36%               1.00%             42.74%
  Investment Shares - Class B
  2003                      3.63%   $    220        1.80%           2.54%               1.91%             38.86%
  2002(2)                   4.36%        224        1.80%           2.96%               1.88%             23.39%
  2001                      8.45%        182        1.77%           3.18%               1.83%             29.84%
  2000(5)                   3.16%          3        1.65%           3.56%               1.75%             42.74%

+   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on November 16, 1998. All ratios for the period have been annualized.
(2) As required, effective November 1, 2001, the Funds adopted the provisions of the AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES that requires it to record the accretion of market discounts. The effect of this change for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for period prior to November 1, 2001 have not been restated to reflect this change in accounting.
(3) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(4) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(5) Commenced operations on June 23, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.



60 & 61 | OCTOBER 31, 2003

FINANCIAL HIGHLIGHTS


For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------
                           NET                   REALIZED AND                DIVIDENDS                         TOTAL     NET ASSET
                      ASSET VALUE,     NET        UNREALIZED       TOTAL     FROM NET    DISTRIBUTIONS       DIVIDENDS     VALUE,
                        BEGINNING  INVESTMENT        GAINS         FROM     INVESTMENT       FROM               AND        END OF
                        OF PERIOD    INCOME     ON INVESTMENTS  OPERATIONS    INCOME     CAPITAL GAINS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      $1.00    $0.01            $--          $0.01     $(0.01)         $--              $(0.01)       $1.00
  2002                       1.00     0.01             --           0.01      (0.01)          --               (0.01)        1.00
  2001                       1.00     0.04             --           0.04      (0.04)          --               (0.04)        1.00
  2000                       1.00     0.06             --           0.06      (0.06)          --               (0.06)        1.00
  1999                       1.00     0.05             --           0.05      (0.05)          --               (0.05)        1.00
  Investment Service Shares
  2003                      $1.00    $0.01            $--          $0.01     $(0.01)         $--              $(0.01)       $1.00
  2002                       1.00     0.01             --           0.01      (0.01)          --               (0.01)        1.00
  2001                       1.00     0.04             --           0.04      (0.04)          --               (0.04)        1.00
  2000                       1.00     0.06             --           0.06      (0.06)          --               (0.06)        1.00
  1999                       1.00     0.05             --           0.05      (0.05)          --               (0.05)        1.00
  Sweep Class Shares
  2003                      $1.00    $0.01            $--          $0.01     $(0.01)         $--              $(0.01)       $1.00
  2002                       1.00     0.02             --           0.02      (0.02)          --               (0.02)        1.00
  2001                       1.00     0.04             --           0.04      (0.04)          --               (0.04)        1.00
  2000(1)                    1.00     0.01             --           0.01      (0.01)          --               (0.01)        1.00

------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      $1.00    $0.01            $--          $0.01     $(0.01)         $--              $(0.01)       $1.00
  2002                       1.00     0.01             --           0.01      (0.01)          --               (0.01)        1.00
  2001                       1.00     0.03             --           0.03      (0.03)          --               (0.03)        1.00
  2000                       1.00     0.04             --           0.04      (0.04)          --               (0.04)        1.00
  1999(2)                    1.00     0.02             --           0.02      (0.02)          --               (0.02)        1.00
  Investment Service Shares
  2003                      $1.00    $0.01            $--          $0.01     $(0.01)         $--              $(0.01)       $1.00
  2002                       1.00     0.01             --           0.01      (0.01)          --               (0.01)        1.00
  2001                       1.00     0.03             --           0.03      (0.03)          --               (0.03)        1.00
  2000                       1.00     0.03             --           0.03      (0.03)          --               (0.03)        1.00
  1999                       1.00     0.03             --           0.03      (0.03)          --               (0.03)        1.00
  Sweep Class Shares
  2003                      $1.00    $  --            $--          $  --     $   --*         $--              $   --*       $1.00
  2002                       1.00     0.01             --           0.01      (0.01)          --               (0.01)        1.00
  2001                       1.00     0.03             --           0.03      (0.03)          --               (0.03)        1.00
  2000(1)                    1.00     0.01             --           0.01      (0.01)          --               (0.01)        1.00


----------------------------------------------------------------------------------------------------
                                                 RATIO OF       RATIO OF NET     RATIO OF EXPENSES
                                   NET ASSETS    EXPENSES        INVESTMENT    TO AVERAGE NET ASSETS
                           TOTAL     END OF     TO AVERAGE       INCOME TO       (EXCLUDING WAIVERS
                          RETURN+ PERIOD (000)  NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      0.88%    $251,212       0.45%           0.85%             0.67%
  2002                      1.56%     238,337       0.45%           1.54%             0.68%
  2001                      4.61%     147,806       0.45%           4.59%             0.72%
  2000                      5.96%     130,891       0.43%           5.79%             0.69%
  1999                      4.83%     130,798       0.43%           4.73%             0.77%
  Investment Service Shares
  2003                      0.63%    $313,845       0.70%           0.62%             0.92%
  2002                      1.31%     356,976       0.70%           1.30%             0.93%
  2001                      4.35%     377,922       0.70%           4.17%             0.97%
  2000                      5.69%     324,583       0.68%           5.62%             0.94%
  1999                      4.56%     186,431       0.68%           4.47%             1.02%
  Sweep Class Shares
  2003                      0.51%    $ 53,500       0.82%           0.49%             1.04%
  2002                      1.18%      50,456       0.82%           1.18%             1.05%
  2001                      4.22%      52,530       0.82%           3.96%             1.09%
  2000(1)                   1.53%      31,979       0.80%           5.95%             1.06%

----------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
  Institutional Shares
  2003                      0.79%    $ 84,116       0.43%           0.80%             0.67%
  2002                      1.28%      97,792       0.43%           1.25%             0.68%
  2001                      2.97%      35,939       0.43%           2.55%             0.76%
  2000                      3.80%       5,622       0.43%           3.61%             0.69%
  1999(2)                   1.69%      28,874       0.43%           3.06%             0.89%
  Investment Service Shares
  2003                      0.54%    $ 87,062       0.68%           0.53%             0.92%
  2002                      1.02%      76,854       0.68%           1.03%             0.93%
  2001                      2.71%     113,519       0.68%           2.62%             1.01%
  2000                      3.54%      72,535       0.68%           3.48%             0.94%
  1999                      2.77%      59,889       0.68%           2.73%             0.95%
  Sweep Class Shares
  2003                      0.42%    $ 22,737       0.80%           0.39%             1.04%
  2002                      0.90%       8,428       0.80%           0.91%             1.05%
  2001                      2.59%       4,069       0.80%           2.31%             1.13%
  2000(1)                   1.00%       2,058       0.80%           3.81%             1.06%

*   Amount represents less than $0.01.
+   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on August 1, 2000. All ratios for the period have been annualized.
(2) Commenced operations on April 14, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


62 & 63 | OCTOBER 31, 2003

NOTES TO FINANCIAL STATEMENTS



(1) ORGANIZATION
The Expedition Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company offering the following Funds as of October 31, 2003: the Expedition Equity Fund (the "Equity Fund"), the Expedition Equity Income Fund (the "Equity Income Fund"), the Expedition Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Expedition Tax-Free Investment Grade Bond Fund (the "Tax-Free Investment Grade Bond Fund"), the Expedition Money Market Fund (the "Money Market Fund"), and the Expedition Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (each a "Fund", collectively, the "Funds"). The Funds are registered to offer three classes of shares. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds offer Institutional Shares, Investment Shares - Class A and Investment Shares - Class B, and the Money Market and Tax-Free Money Market Funds offer Institutional Shares, Investment Service Shares and Sweep Class Shares. The assets of each Fund are segregated and a shareholder's interest is limited to the Funds in which shares are held. The investment objectives, policies, and strategies of the Funds are described in their prospectuses.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and income reported in the financial statements. Actual results could differ from those estimated.

SECURITY VALUATION -- Investment securities held by the Money Market Fund and the Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds are valued as follows: equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees").




64 | OCTOBER 31, 2003

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Compass Asset Management, a division of Compass Bank, the Funds' investment advisor (the "Advisor"), to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund, the Tax-Free Investment Grade Bond Fund, the Money Market Fund and the Tax-Free Money Market Fund are declared daily and paid monthly. The Equity Fund and the Equity Income Fund declare and pay dividends from net investment income quarterly. Any net realized capital gains will be distributed at least annually for all Funds.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

INVESTING IN GOVERNMENT SPONSORED ENTERPRISES -- The Investment Grade Bond and Money Market Funds invest in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae, FHLB's are neither guaranteed nor insured by the United States Government.



                                                           OCTOBER 31, 2003 | 65

NOTES TO FINANCIAL STATEMENTS



EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.


(3) INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICE AGREEMENTS

INVESTMENT ADVISORY FEE -- Compass Asset Management, a division of Compass Bank, the Advisor, receives for its services annual advisory fees equal to 0.75% of each of the Equity and Equity Income Funds', 0.50% of each of the Investment Grade Bond and Tax-Free Investment Grade Bond Funds' and 0.40% of each of the Money Market and the Tax-Free Money Market Funds' average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

INVESTMENT SUB-ADVISOR -- Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax-Free Money Market Fund's investment sub-advisor under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Advisor. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is entitled to a fee which is paid by the Advisor and which is calculated daily and paid monthly, at an annual rate of: 0.075% of the Fund's average daily net assets up to $150 million; 0.05% of the next $350 million of the Fund's average daily net assets, 0.04% of the next $500 million of the Funds' average daily net assets; and 0.03% of the Fund's average daily net assets over $1 billion.

ADMINISTRATIVE FEE -- The Trust and SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of 0.20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION FEES -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds have adopted Distribution Plans for Investment Shares - Class A and Investment Shares - Class B. Under the terms of each Plan the Funds pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares and 1.00% of the average daily net assets of Class B Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.



66 | OCTOBER 31, 2003

The Money Market and Tax-Free Money Market Funds have adopted and entered into a Shareholder Service Plan and Agreement with the Distributor. Each Fund pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investment Service Shares and Sweep Class Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide certain shareholders support services for their customers who own such Shares of the Funds.

ADMINISTRATIVE SERVICING FEES -- To the extent that investors buy Sweep Class Shares through Compass Bank or any of its affiliates providing sub-accounting, sub-transfer agency services or other administrative services, including Compass Brokerage, Inc., those entities may receive administrative servicing fees, payable from the Funds' assets, of up to 0.12% of each Fund's average daily net assets attributable to Sweep Class Shares.

CUSTODIAN FEES -- Compass Bank serves as the Funds' custodian. Their fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

(4) ORGANIZATION COSTS AND TRANSACTIONS
    WITH AFFILIATES
Organization costs have been capitalized by the Tax-Free Money Market Fund and are being amortized over sixty months commencing with the operations. In the event that any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the year ended October 31, 2003 were as follows:

Equity Fund .................................................   $1,145
Equity Income Fund ..........................................      223
Investment Grade Bond Fund ..................................    1,902
Money Market Fund ...........................................   17,636
                                                               -------
                                                               $20,906
                                                               =======

Effective October 24, 2003, this agreement was discontinued.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Money Market Fund or the Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.


                                                           OCTOBER 31, 2003 | 67

NOTES TO FINANCIAL STATEMENTS


(5) CAPITAL SHARE TRANSACTIONS (000)

For the years ended October 31,


                                                   EXPEDITION            EXPEDITION             EXPEDITION       EXPEDITION TAX-FREE
                                                     EQUITY            EQUITY INCOME        INVESTMENT GRADE      INVESTMENT GRADE
                                                      FUND                  FUND                 BOND FUND             BOND FUND
                                               -----------------      ---------------       ----------------     ------------------
                                                2003       2002        2003     2002         2003      2002        2003       2002
                                               ------     ------      ------   ------       ------    ------     -------    -------
   Institutional Shares:
     Shares issued                              1,756      3,607           7      117        2,515     2,412         957        576
     Shares issued in lieu of cash distributions   64        --           --       --          263       326          92         31
     Shares redeemed                           (8,868)   (11,598)       (536)    (471)      (3,052)   (3,752)     (1,350)    (1,722)
                                               ------     ------      ------   ------       ------    ------     -------    -------
     Increase (decrease) from
        Institutional Shares transactions      (7,048)    (7,991)       (529)    (354)        (274)   (1,014)       (301)    (1,115)
                                               ------     ------      ------   ------       ------    ------     -------    -------
   Investment Shares - Class A and
     Investment Service Shares, respectively:
     Shares issued                                292        277           5       27           45        44          16         --
     Shares issued in lieu of cash distributions    2         --          --       --           17        18           3          3
     Shares redeemed                             (246)      (529)        (17)     (29)         (49)      (66)        (66)        (8)
                                               ------     ------      ------   ------       ------    ------     -------    -------
     Increase (decrease) from Investment Shares -
       Class A and Investment Service Shares
       transactions, respectively                  48       (252)        (12)      (2)          13        (4)        (47)        (5)
                                               ------     ------      ------   ------       ------    ------     -------    -------
   Investment Shares - Class B and
     Sweep Class Shares, respectively:
     Shares issued                                252        411          14       56           61       117           4          6
     Shares issued in lieu of cash distributions   --         --          --       --            6         5           1         --
     Shares redeemed                             (354)      (529)        (28)     (46)         (47)      (44)         (5)        (3)
                                               ------     ------      ------   ------       ------    ------     -------    -------
     Increase (decrease) from Investment Shares -
       Class B and Sweep Class Shares
       transactions, respectively                (102)      (118)        (14)      10           20        78          --          3
                                               ------     ------      ------   ------       ------    ------     -------    -------
     TOTAL Increase (decrease)
       from Share transactions                 (7,102)    (8,361)       (555)    (346)        (241)     (940)       (348)    (1,117)
                                               ------     ------      ------   ------       ------    ------     -------    -------


                                                    EXPEDITION           EXPEDITION
                                                   MONEY MARKET        TAX-FREE MONEY
                                                        FUND             MARKET FUND
                                                  -----------------   -----------------
                                                   2003      2002       2003      2002
                                                  -------   -------   --------  -------
   Institutional Shares:
     Shares issued                                831,364   781,592    395,054  203,523
     Shares issued in lieu of cash distributions       90       149         --       --
     Shares redeemed                             (818,571) (691,209)  (408,728)(141,669)
                                                  -------   -------   --------  -------
     Increase (decrease) from
        Institutional Shares transactions          12,883    90,532    (13,674)  61,854
                                                  -------   -------   --------  -------
   Investment Shares - Class A and
     Investment Service Shares, respectively:
     Shares issued                                646,623   721,789    231,192  166,273
     Shares issued in lieu of cash distributions      214       398          4       12
     Shares redeemed                             (689,955) (743,113)  (220,987)(202,949)
                                                  -------   -------   --------  -------
     Increase (decrease) from Investment Shares -
       Class A and Investment Service Shares
       transactions, respectively                 (43,118)  (20,926)    10,209  (36,664)
                                                  -------   -------   --------  -------
   Investment Shares - Class B and
     Sweep Class Shares, respectively:
     Shares issued                                153,774   154,371     62,132   17,731
     Shares issued in lieu of cash distributions      233       575         19       33
     Shares redeemed                             (150,961) (157,019)   (47,843) (13,404)
                                                  -------   -------   --------  -------
     Increase (decrease) from Investment Shares -
       Class B and Sweep Class Shares
       transactions, respectively                   3,046    (2,073)    14,308    4,360
                                                  -------   -------   --------  -------
     TOTAL Increase (decrease)
       from Share transactions                    (27,189)   67,533     10,843   29,550
                                                  -------   -------   --------  -------

Amounts designated as "--" are either $0 or have been rounded to $0.



68 & 69 | OCTOBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

(6) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2003, were as follows (000):

                                                                      TAX-FREE
                                          EQUITY      INVESTMENT     INVESTMENT
                           EQUITY         INCOME      GRADE BOND     GRADE BOND
                            FUND           FUND          FUND           FUND
                           --------      ---------    -----------    ----------
Purchases
   U.S. Government ......  $     --       $    --       $31,404        $    --
   Other ................   111,897        12,870           935         27,364
Sales
   U.S. Government ......        --            --        21,194             --
   Other ................   154,043        14,781        10,801         30,634

(7) FEDERAL TAX INFORMATION
It is each Fund's policy to continue to comply with the provisions of the Internal Revenue Code of 1986 (Subchapter M), as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal tax are necessary.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, at October 31, 2003, the following reclassifications were made to the Funds (000):

                                                  UNDISTRIBUTED      ACCUMULATED
                                                 NET INVESTMENT       REALIZED
                               PAID-IN-CAPITAL    INCOME/(LOSS)      GAIN/(LOSS)
                               ---------------   --------------      -----------
Equity Income Fund ..........       $(5)               $ 5                 $--
Investment Grade
   Bond Fund ................        --                 59                (59)
Tax-Free Investment Grade
   Bond Fund ................        --                 (1)                 1
Money Market Fund ...........        --                  3                 (3)

These reclassifications had no effect on net assets or net asset value per share.




70 | OCTOBER 31, 2003

The tax character of dividends and distributions paid during the last two years were as follows (000):

                        TAX-FREE  ORDINARY   LONG-TERM     RETURN OF
                         INCOME    INCOME   CAPITAL GAIN    CAPITAL     TOTAL
                        --------  --------  ------------   ---------   --------
Equity Fund
   2003 ...............    $ --     $ 785         $--           $--      $ 785
   2002 ...............      --        --          --            --         --
Equity Income Fund
   2003 ...............      --       108          --             4        112
   2002 ...............      --       101          --            --        101
Investment Grade
   Bond Fund
   2003 ...............      --     5,325          --            --      5,325
   2002 ...............      --     6,147          --            --      6,147
Tax-Free Investment
   Grade Bond Fund
   2003 ...............   2,534        --       1,424            --      3,958
   2002 ...............   2,182        --       1,227            --      3,409
Money Market Fund
   2003 ...............      --     4,394          --            --      4,394
   2002 ...............      --     7,836          --            --      7,836
Tax-Free Money
   Market Fund
   2003 ...............   1,320        --          --            --      1,320
   2002 ...............   1,748        --          --            --      1,748



As of October 31, 2003, the components of Distributable Earnings (Accumulated Losses) were as follows (000):


                                                                                             TOTAL
                                    UNDISTRIBUTED                                        DISTRIBUTABLE
                     UNDISTRIBUTED    LONG-TERM       CAPITAL                   OTHER      EARNINGS
                       ORDINARY        CAPITAL         LOSS      UNREALIZED   TEMPORARY  (ACCUMULATED
                        INCOME          GAIN      CARRYFORWARDS APPRECIATION DIFFERENCES    LOSSES)
                     -------------  -----------   ------------- ------------ ----------- -------------
Equity Fund .........    $145           $ --         $(92,794)    $12,255        $ --      $(80,394)
Equity Income
   Fund .............      --             --           (8,884)      1,204          --        (7,680)
Investment
   Grade Bond
   Fund .............     432             --           (1,391)      9,223        (432)        7,832
Tax-Free
   Investment
   Grade Bond
   Fund .............      --      1    ,424               --       3,779          17         5,220
Money Market
   Fund .............     264             --               --          --        (261)            3
Tax-Free Money
   Market Fund ......      --             --              (13)         --          --           (13)


                                                           OCTOBER 31, 2003 | 71

NOTES TO FINANCIAL STATEMENTS


For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2003, the Funds had the following capital loss carryforwards (000):

                                                                             TOTAL
                                                                            CAPITAL
                                                                              LOSS
                                                                             CARRY-
                          EXPIRES  EXPIRES    EXPIRES   EXPIRES  EXPIRES    FORWARD
                            2011     2010       2009      2008     2007     10/31/03
                          -------  -------    -------   -------  -------    --------
Equity Fund ............  $22,416   $33,297   $37,081     $ --      $--    $92,794
Equity Income Fund .....    2,567     5,967       350       --       --      8,884
Investment Grade
   Bond Fund ...........       --        --        --    1,391       --      1,391
Tax-Free Money
   Market Fund .........        3         2        --        1        7         13

During the year ended October 31, 2003, the Investment Grade Bond Fund and the Money Market Fund utilized capital loss carryforwards of $716,008 and $21,368 to offset capital gains, respectively.

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2003 were as follows (000):

                                                                         NET
                             FEDERAL     APPRECIATED  DEPRECIATED    UNREALIZED
                            TAX COST     SECURITIES   SECURITIES    APPRECIATION
                            --------     -----------  -----------   ------------
Equity Fund ..............  $169,599       $24,605     $(12,350)       $12,255
Equity Income
   Fund ..................    12,193         1,688         (484)         1,204
Investment Grade
   Bond Fund .............   103,755         9,564         (341)         9,223
Tax-Free Investment
   Grade Bond Fund .......    67,253         3,815          (36)         3,779




72 | OCTOBER 31, 2003

                       This page intentionally left blank

TRUSTEES AND OFFICERS OF THE EXPEDITION FUNDS (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are

Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.



                                                TERM OF
                            POSITION(S)        OFFICE AND
    NAME, ADDRESS,           HELD WITH         LENGTH OF               PRINCIPAL OCCUPATION(S)
        AGE 1                THE TRUST        TIME SERVED 2              DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                Trustee         (Since 1993)          Vice Chairman of Ameritrust Texas N.A.,
76 yrs. old                                                         1989-1992, and MTrust Corp., 1985-1989.

-------------------------------------------------------------------------------------------------------------------
ROBERTA. PATTERSON            Trustee         (Since 1993)          Pennsylvania State University, Senior Vice
76 yrs. old                                                         President, Treasurer (Emeritus); Financial
                                                                    and Investment Consultant, Professor of
                                                                    Transportation since 1984; Vice President-
                                                                    Investments, Treasurer, Senior Vice President
                                                                    (Emeritus), 1982-1984. Director,
                                                                    Pennsylvania Research Corp.
-------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS              Trustee         (Since 1993)          Private investor from 1987 to present. Vice
74 yrs. old                                                         President and Chief Financial officer, Western
                                                                    Company of North America (petroleum ser-
                                                                    vice company), 1980-1986. President of Gene
                                                                    Peters and Associates (import company),
                                                                    1978-1980. President and Chief Executive
                                                                    Officer of Jos. Schlitz Brewing Company
                                                                    before 1978.
-------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY               Trustee         (Since 1994)          Partner, Dechert (law firm), September
72 yrs. old                                                         1987-December 1993.










-------------------------------------------------------------------------------------------------------------------


                                    NUMBER OF
                                   PORTFOLIOS
                             IN THE EXPEDITION TRUST
                                   OVERSEEN BY
    NAME, ADDRESS,                   BOARD             OTHER DIRECTORSHIPS
        AGE 1                       MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                         6           Trustee of the Advisors' Inner Circle
76 yrs. old                                        Fund, The MDL Funds, and The
                                                   Arbor Funds.
--------------------------------------------------------------------------------------------
ROBERTA. PATTERSON                     6           Member and Treasurer, Board of
76 yrs. old                                        Trustees of Grove City College. Trustee
                                                   of The Advisors' Inner Circle Fund,
                                                   The MDL Funds, and The Arbor
                                                   Funds.


--------------------------------------------------------------------------------------------
EUGENE B. PETERS                       6           Trustee of the Advisors' Inner Circle
74 yrs. old                                        Fund, The MDL Funds, and The
                                                   Arbor Funds.





--------------------------------------------------------------------------------------------
JAMES M. STOREY                        6           Trustee of the Advisors' Inner Circle
72 yrs. old                                        Fund, The MDL Funds, The Arbor
                                                   Funds, SEI Asset Allocation Trust,
                                                   SEI Daily Income Trust, SEI Index
                                                   Funds, SEI Institutional
                                                   International Trust, SEI
                                                   Institutional Investments Trust, SEI
                                                   Institutional Managed Trust, SEI
                                                   Liquid Asset Trust, SEI Tax Exempt
                                                   Trust, State Street Research Funds,
                                                   Massachusetts Health and Education
                                                   Tax-Exempt Trust.
--------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



74 & 75 | OCTOBER 31, 2003

TRUSTEES AND OFFICERS OF THE EXPEDITION FUNDS (UNAUDITED)


                                                TERM OF
                            POSITION(S)        OFFICE AND
    NAME, ADDRESS,           HELD WITH         LENGTH OF               PRINCIPAL OCCUPATION(S)
        AGE 1                THE TRUST        TIME SERVED 2              DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.       Trustee        (Since 1999)         Chief Executive Officer, Newfound
61 yrs. old                                                       Consultants Inc. since April 1997. General
                                                                  Partner, Teton Partners, L.P., June 1991-
                                                                  December 1996; Chief Financial Officer,
                                                                  Nobel Partners, L.P., March 1991-December
                                                                  1996; Treasurer and Clerk, Peak Asset
                                                                  Management, Inc., since 1991.



--------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER              Chairman       (Since 1991)         Currently performs various services on behalf
57 yrs. old                   of the Board                        of SEI Investments for which Mr. Nesher is
                              of Trustees                         compensated. Executive Vice President of SEI
                                                                  Investments, 1986-1994. Director and
                                                                  Executive Vice president of the Administrator
                                                                  and the Distributor, 1981-1994.







--------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN              Trustee        (Since 1992)         Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                               (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                            the Administrator and the Distributor. Director
63 yrs. old                                                       of SEI Investments since 1974; Secretary of
                                                                  SEI Investments since 1978.



--------------------------------------------------------------------------------------------------------------------


                               NUMBER OF
                              PORTFOLIOS
                        IN THE EXPEDITION TRUST
                              OVERSEEN BY
    NAME, ADDRESS,              BOARD             OTHER DIRECTORSHIPS
        AGE 1                  MEMBER            HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.           6         Trustee, Navigator Securities Lending
61 yrs. old                                 Trust, since 1995. Trustee of The
                                            Advisors' Inner Circle Fund, The MDL
                                            Funds, The Arbor Funds, SEI
                                            Asset Allocation Trust, SEI Daily
                                            Income Trust, SEI Index Funds, SEI
                                            Institutional International Trust, SEI
                                            Institutional Investments Trust, SEI
                                            Institutional Managed Trust, SEI Liquid
                                            Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                  6         Trustee of The Advisors' Inner Circle
57 yrs. old                                 Fund, Bishop Street Funds, The Arbor
                                            Funds, The MDL Funds, SEI Asset
                                            Allocation Trust, SEI Daily Income
                                            Trust, SEI Index Funds, SEI Institutional
                                            International Trust, SEI Institutional
                                            Investments Trust, SEI Institutional
                                            Managed Trust, SEI Liquid Asset
                                            Trust, SEI Tax Exempt Trust, SEI
                                            Opportunity Master Fund, L.P., SEI
                                            Opportunity Fund, L.P., SEI Absolute
                                            Return Master Fund, L.P., SEI
                                            Absolute Return Fund, L.P.
------------------------------------------------------------------------------------
WILLIAM M. DORAN                  6         Trustee of The Advisors' Inner Circle
1701 Market Street,                         Fund, The MDL Funds, The Arbor
Philadelphia, PA 19103                      Funds, SEI Asset Allocation Trust, SEI
63 yrs. old                                 Daily Income Trust, SEI Index Funds,
                                            SEI Institutional International Trust,
                                            SEI Institutional Investments Trust, SEI
                                            Institutional Managed Trust, SEI Liquid
                                            Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




76 & 77 | OCTOBER 31, 2003

TRUSTEES AND OFFICERS OF THE EXPEDITION FUNDS (UNAUDITED)



                                                             TERM OF
                                   POSITION(S)              OFFICE AND
    NAME, ADDRESS,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
        AGE 1                       THE TRUST              TIME SERVED 2              DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                   President              (Since 2003)        Senior Operations Officer, SEI
41 yrs. old                                                                     Investments, Fund Accounting and
                                                                                Administration (1996-present); Assistant
                                                                                Chief Accountant of the Securities
                                                                                & Exchange Commission's Division
                                                                                of Investment Management (1993-1996).
--------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN                   Controller and Chief         (Since 2003)        Director, SEI Investments, Fund
39 yrs. old                      Financial Officer                              Accounting and Administration since
                                                                                June 2001. From March 2000 to 2001,
                                                                                Vice President of Funds Administration
                                                                                for J.P. Morgan Chase & Co. From 1997
                                                                                to 2000, Vice President of Pension and
                                                                                Mutual Fund Accounting for Chase
                                                                                Manhattan Bank.
--------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA      Co-Controller and Co-Chief      (Since 2001)        Director, SEI Investments, Fund
34 yrs. old                      Financial Officer                              Accounting and Administration since
                                                                                November 1999; Audit Manager, Ernst
                                                                                & Young LLP from 1991-1999.
--------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary     (Since 2001)        Vice President and Assistant Secretary of
41 yrs. old                                                                     SEI Investments Global Funds Services and
                                                                                SEI Investments Distribution Co. since
                                                                                January 2001; Shareholder/Partner,
                                                                                Buchanan Ingersoll Professional Corporation
                                                                                from 1992-2000.
--------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and          (Since 1998)        Vice President and Assistant Secretary
39 yrs. old                     Assistant Secretary                             of SEI Investments, SEI Investments
                                                                                Global Funds Services and SEI Investments
                                                                                Distribution Co. since 1998; Assistant
                                                                                General Counsel and Director of Arbitration,
                                                                                Philadelphia Stock Exchange from 1989-1998.
--------------------------------------------------------------------------------------------------------------------------------


                                           NUMBER OF
                                          PORTFOLIOS
                                       IN THE ADVISORS'
                                      INNER CIRCLE FUND
    NAME, ADDRESS,                        OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1                               OFFICER            HELD BY OFFICER
---------------------------------------------------------------------------------

OFFICERS
--------
JAMES F. VOLK, CPA                             N/A                   N/A
41 yrs. old




---------------------------------------------------------------------------------
PETER GOLDEN                                   N/A                   N/A
39 yrs. old






---------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA                         N/A                   N/A
34 yrs. old


---------------------------------------------------------------------------------
SHERRY K. VETTERLEIN                           N/A                   N/A
41 yrs. old




---------------------------------------------------------------------------------
LYDIA A. GAVALIS                               N/A                   N/A
39 yrs. old




---------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


78 & 79 | OCTOBER 31, 2003

TRUSTEES AND OFFICERS OF THE EXPEDITION FUNDS (UNAUDITED)


                                                             TERM OF
                                   POSITION(S)              OFFICE AND
    NAME, ADDRESS,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
        AGE 1                       THE TRUST              TIME SERVED 2              DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
TIMOTHY D. BARTO             Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of SEI
35 yrs. old                   and Assistant Secretary                           Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 1999;
                                                                                Associate, Dechert (law firm) from 1997-1999;
                                                                                Associate, Richter, Miller & Finn (law firm)
                                                                                from 1994-1997.
--------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of
35 yrs. old                        and Secretary                                SEI Investments Global Funds Services and
                                                                                SEI Investments Distribution Co. since 2000;
                                                                                Vice President, Merrill Lynch & Co. Asset
                                                                                Management Group from 1998-2000; Associate
                                                                                at Pepper Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and         (Since 2000)         Vice President and Assistant Secretary of SEI
43 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 1999;
                                                                                Associate at White and Williams LLP
                                                                                from 1991-1999.
--------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and         (Since 2001)         Vice President and Assistant Secretary of SEI
32 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 2001;
                                                                                Associate at Howard Rice Nemorvoski
                                                                                Canady Falk & Rabkin from 1998-2001;
                                                                                Associate at Seward & Kissel from 1996-1998.
--------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and         (Since 2002)         Middle Office Compliance Officer at SEI
40 yrs. old                     Assistant Secretary                             Investments since 2000; Supervising Examiner
                                                                                at Federal Reserve Bank of Philadelphia from
                                                                                1998-2000.
--------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and         (Since 2003)         Employed by SEI Investments Company
42 yrs. old                     Assistant Secretary                             since 2003. Associate at Drinker Biddle & Reath
                                                                                from 1998-2003.
--------------------------------------------------------------------------------------------------------------------------------


                                          NUMBER OF
                                         PORTFOLIOS
                                      IN THE ADVISORS'
                                     INNER CIRCLE FUND
    NAME, ADDRESS,                       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1                              OFFICER            HELD BY OFFICER
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------

TIMOTHY D. BARTO                              N/A                    N/A
35 yrs. old




--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                            N/A                    N/A
35 yrs. old




--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH                       N/A                    N/A
43 yrs. old



--------------------------------------------------------------------------------
JOHN C. MUNCH                                 N/A                    N/A
32 yrs. old




--------------------------------------------------------------------------------
JOHN MUNERA                                   N/A                    N/A
40 yrs. old


--------------------------------------------------------------------------------
CORI DAGGETT                                  N/A                    N/A
42 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.


80 & 81 | OCTOBER 31, 2003

NOTICE TO SHAREHOLDERS (UNAUDITED)



For shareholders that do not have a October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2003, please consult your tax advisor as to the pertinence of this notice. For this fiscal year ended October 31, 2003, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                                  Qualifying
               Long Term       Qualified                                                           Dividend
              (20% Rate)        5-Year        Ordinary                                              Income
             Capital Gain        Gain          Income     Tax Exempt      Total      Qualifying  (15% Tax Rate
             Distribution   Distributions  Distributions   Interest  Distributions  Dividends(1)  For QDI)(2)
             ------------   -------------  -------------  ---------- -------------  ------------ -------------
Equity Fund      0.00%           0.00%         100.00%       0.00%       100.00%        100.00%       72.01%
Equity Income
   Fund          0.00%           0.00%         100.00%       0.00%       100.00%        100.00%       79.75%
Investment
   Grade Bond
   Fund          0.00%           0.00%         100.00%       0.00%       100.00%          0.00%        0.00%
Tax-Free
   Investment
   Grade Bond   30.85%           0.00%           1.66%      67.49%       100.00%          0.00%        0.00%
Money Market
   Fund          0.00%           0.00%         100.00%       0.00%       100.00%          0.00%        0.00%
Tax-Free
   Money Market
   Fund          0.00%           0.00%           0.00%     100.00%       100.00%          0.00%        0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

   The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending
   December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

82 |  OCTOBER 31, 2003

NOTES

NOTES

[LOGO] EXPEDITION FUNDS.


INVESTMENT ADVISOR
Compass Asset Management,
a division of Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036


EXP-AR-011-0800

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ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    \s\ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    \s\ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date 12/22/03


By (Signature and Title)*                    \s\ Peter J. Golden
                                             -------------------
                                             Peter J. Golden, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.